UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 6377

DREYFUS MUNICIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	8/31/14

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus
AMT-Free Municipal
Bond Fund

ANNUAL REPORT August 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
37	Statement of Assets and Liabilities
38	Statement of Operations
39	Statement of Changes in Net Assets
41	Financial Highlights
46	Notes to Financial Statements
59	Report of Independent Registered Public Accounting Firm
60	Important Tax Information
61	Board Members Information
65	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
AMT-Free Municipal
Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus AMT-Free Municipal Bond Fund, covering the 12-month period from September 1, 2013, through August 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite bouts of heightened volatility during the final months of 2013, when a more moderately accommodative monetary policy and accelerating economic growth caused long-term interest rates to rise, municipal bonds generally gained ground for the reporting period overall. Long-term interest rates moderated early in 2014 due to geopolitical and economic concerns, driving prices of long-term securities higher, and favorable supply-and-demand dynamics helped support yields when economic growth resumed. Meanwhile, improving economic fundamentals enabled many states and municipalities to shore up their fiscal conditions.

While we remain cautiously optimistic regarding the municipal bond market’s prospects, we believe that selectivity is likely to become more important to investment success. Long-term rates could rise if, as we anticipate, the economy continues to accelerate. On the other hand, intensifying geopolitical turmoil and other factors could dampen the adverse effects of a stronger domestic economic recovery, and rising investor demand for tax-advantaged investments may continue to support municipal bond prices. Therefore, we suggest you talk regularly with your financial advisor to assess the potential impact of macroeconomic developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
September 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2013, through August 31, 2014, as provided by Daniel Rabasco and Thomas Casey, Primary Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended August 31, 2014, Dreyfus AMT-Free Municipal Bond Fund’s Class A shares achieved a total return of 10.84%, Class C shares returned 10.03%, Class I shares returned 11.19%, Class Y shares returned 11.14%, and Class Z shares returned 11.06%.1 In comparison, the fund’s benchmark, the Barclays Municipal Bond Index (the “Index”), produced a total return of 10.14%.2

Municipal bonds rallied over the reporting period as long-term interest rates moderated and credit conditions improved. The fund’s Class A, Class I, Class Y, and Class Z shares outperformed the benchmark, mainly due to the success of our security selection strategy.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax.The fund also seeks to provide income exempt from the federal alternative minimum tax.

The fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by Dreyfus. The fund may invest the remaining 35% of its assets in municipal bonds with a credit rating lower than A, including municipal bonds rated below investment grade (“high yield” or “junk” bonds), or the unrated equivalent as determined by Dreyfus.

The fund’s portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

  Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market;

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

  Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.The fund seeks to invest in several of these sectors.

Economic and Technical Forces Buoyed Municipal Bonds

Municipal bonds struggled over the fall of 2013 when investors responded negatively to accelerating economic growth and the Federal Reserve Board’s (the “Fed”) plans to back away from its quantitative easing program. By the end of 2013, long-term interest rates had climbed above 3% for the first time in more than two years, and municipal bond prices fell as anxious investors withdrew from the market. However, interest rates subsequently moderated and bond prices rebounded when harsh winter weather contributed to an economic contraction during the first quarter of 2014.

Although the economic recovery got back on track in the spring, favorable supply-and-demand dynamics kept long-term interest rates low. Less refinancing activity produced a reduced supply of newly issued securities over the first eight months of 2014, while demand intensified from income-oriented investors. Longer term and lower rated securities fared particularly well in this constructive market environment.

The economic rebound resulted in better underlying credit conditions for many issuers.Tax revenues increased, helping most states achieve budget surpluses. Isolated fiscal problems in Detroit and Puerto Rico were notable exceptions to the recovering credit environment.

Strong Security Selections Bolstered Relative Performance

The fund participated more than fully in the market’s rise. Our security selection strategy proved especially effective among securities backed by revenues from hospitals, airports, and the states’ settlement of litigation with U.S. tobacco companies. Among general obligation bonds, securities from California and Illinois advanced strongly when fiscal conditions improved.

Our interest rate strategies provided further support to relative results.We set the fund’s average duration in a longer position than the benchmark, helping to maximize the positive impact of falling long-term rates.We maintained underweighted exposure to shorter maturities, instead focusing on maturities in the 10- to 20-year range. This segment of the maturity spectrum provided both a yield advantage and gained value in response to moderating interest rates.

4

Disappointments during the reporting period included generally underweighted exposure to general obligation bonds at a time when they fared better than revenue-backed bonds.The fund’s holdings of Puerto Rico bonds also lagged market averages.

Maintaining a Cautious Investment Posture

The economic recovery has gained momentum, as evidenced by a 4.6% annualized U.S. GDP growth rate during the second quarter. In addition, we believe that investors are returning their focus to fundamentals now that the Fed is close to ending its quantitative easing program. From a technical standpoint, we expect the supply of newly issued municipal bonds to increase as issuers become more comfortable borrowing in a better economic climate.

Therefore, we have adopted a more defensive stance. We have reduced the fund’s holdings of lower rated securities, including Puerto Rico bonds, in favor of their higher quality counterparts.We also have added exposure to floating-rate securities that tend to fare well when rates rise. Furthermore, we reduced exposure to issuers with above-average debt plus pension burdens, looking to capitalize on valuations where the market has underappreciated state and local governments’ long-term capacity and flexibility to support liabilities. In our view, these are prudent strategies in today’s changing market environment.

September 15, 2014

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds involve increased credit and liquidity risks compared with investment grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower.
Neither Class Z, Class I, nor ClassY shares are subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes. Capital gains, if any, are fully taxable.The Dreyfus Corporation has contractually agreed, until January 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund so that total annual fund operating expenses of Class A, C, I,Y and
Z shares (excluding Rule 12b-1 fees, shareholder services fees for Class A, C, I, and Z shares, taxes, brokerage commissions, extraordinary expenses, interest expenses, and commitment fees on borrowings) do not exceed 0.45%
Without this absorption returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

†	Source: Lipper Inc.
††	The total return figures presented for Class I shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 12/15/08 (the inception date for Class I shares).
The total return figures presented for ClassY shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for ClassY shares).

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I, Class Y and Class Z shares of Dreyfus AMT-Free Municipal Bond Fund on 8/31/04 to a $10,000 investment made in the Barclays Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The fund invests primarily in municipal securities and its performance shown in the line graph takes into account fees and expenses.The Index is an unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 8/31/14
Inception
	Date	1	Year	5 Years	10 Years
Class A shares
with maximum sales charge (4.5%)	3/31/03	5.87%		4.56%	3.86%
without sales charge	3/31/03	10.84%		5.53%	4.34%
Class C shares
with applicable redemption charge †	3/31/03	9.03%		4.75%	3.56%
without redemption	3/31/03	10.03%		4.75%	3.56%
Class I shares	12/15/08	11.19%		5.80%	4.60%††
Class Y shares	7/1/13	11.14%		5.76%††	4.59%††
Class Z shares	5/6/94	11.06%		5.74%	4.58%
Barclays Municipal Bond Index		10.14%		5.39%	4.77%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for Class I shares of the fund reflect the performance of the fund’s
Class Z shares for the period prior to 12/15/08 (the inception date for Class I shares).
The total return performance figures presented for ClassY shares of the fund reflect the performance of the fund’s
Class Z shares for the period prior to 7/1/13 (the inception date for ClassY shares).

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus AMT-Free Municipal Bond Fund from March 1, 2014 to August 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2014

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.61	$7.47	$2.32	$2.32	$2.58
Ending value (after expenses)	$1,047.80	$1,043.90	$1,049.00	$1,049.00	$1,048.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2014

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.57	$7.37	$2.29	$2.29	$2.55
Ending value (after expenses)	$1,021.68	$1,017.90	$1,022.94	$1,022.94	$1,022.68

† Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, 1.45 % for Class C, .45% for Class
I, .45% for Class Y and .50% for Class Z, multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period)	.

8

STATEMENT OF INVESTMENTS

August 31, 2014

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.1%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—3.2%
Alabama Public School and
College Authority, Capital
Improvement Revenue	5.00	1/1/19	5,000,000		5,843,600
Alabama Public School and
College Authority, Capital
Improvement Revenue	5.00	1/1/26	5,500,000		6,743,660
Birmingham Water Works Board,
Water Revenue	5.00	1/1/23	1,395,000		1,654,372
Jefferson County,
Limited Obligation
School Warrants	5.00	1/1/24	1,000,000		1,004,910
Jefferson County,
Senior Lien Sewer Revenue
Warrants (Insured; Assured
Guaranty Municipal Corp.)	0/6.60	10/1/42	14,000,000	[a]	9,264,500
Alaska—.4%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	3,750,000		2,793,038
Arizona—1.0%
Arizona Board of Regents,
Stimulus Plan for Economic and
Educational Development
Revenue (Arizona
State University)	5.00	8/1/31	3,770,000		4,372,484
Pima County Industrial
Development Authority,
Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,750,000		3,281,025
Arkansas—.1%
Arkansas Development Finance
Authority, Construction
Revenue (Public Health
Laboratory Project)
(Insured; AMBAC)	5.00	12/1/17	1,025,000		1,025,420
California—8.8%
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Lien Toll
Bridge Revenue	5.00	4/1/43	3,900,000		4,332,159

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California State Public Works
Board, LR (Department of
Corrections and
Rehabilitation) (Various
Correctional Facilities)	5.00	9/1/27	5,260,000		6,293,274
California State Public Works
Board, LR (Department of
State Hospitals) (Coalinga
State Hospital)	5.00	6/1/25	8,325,000		9,964,942
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/42	5,000,000		5,495,900
California Statewide Communities
Development Authority, Revenue
(The Salk Institute for
Biological Studies) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/24	1,880,000		1,949,992
California,
Economic Recovery Bonds	5.00	7/1/20	2,000,000		2,376,420
California,
GO	5.25	10/1/16	295,000		296,357
California,
GO (Various Purpose)	5.25	3/1/30	2,500,000		2,888,425
California,
GO (Various Purpose)	5.75	4/1/31	1,700,000		2,022,116
California,
GO (Various Purpose)	5.50	11/1/35	3,575,000		4,190,365
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,650,160
Glendale Community College
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	8/1/21	1,520,000	[b]	1,283,792
Glendora Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/27	2,000,000	[b]	1,235,360
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	1,325,000		1,213,117

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Los Angeles,
Wastewater System Revenue	5.75	6/1/34	2,500,000		2,960,000
North Natomas Community
Facilities District Number 4,
Special Tax Bonds	5.00	9/1/30	1,000,000		1,112,150
Pajaro Valley Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	1,500,000	[b]	1,029,660
Placer Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/27	4,110,000	[b]	2,538,665
Sacramento County,
Airport System Senior Revenue	5.30	7/1/27	2,000,000		2,290,440
Sacramento County,
Airport System Senior Revenue	5.38	7/1/28	2,000,000		2,292,880
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/27	3,280,000		3,836,616
South Orange County Public
Financing Authority, Special
Tax Senior Lien Revenue
(Ladera Ranch)	5.00	8/15/25	1,000,000		1,144,390
Tustin Unified School District,
Community Facilities District
Number 97-1, Senior Lien
Special Tax Bonds (Insured;
Assured Guaranty Municipal Corp.)	0.00	9/1/21	1,615,000	[b]	1,326,997
University of California Regents,
General Revenue	5.75	5/15/31	2,000,000		2,391,300
Colorado—3.0%
Black Hawk,
Device Tax Revenue	5.00	12/1/14	500,000		505,550
Black Hawk,
Device Tax Revenue	5.00	12/1/18	600,000		622,632
City and County of Denver, Airport
System Subordinate Revenue	5.00	11/15/43	15,000,000		16,614,600
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,000,000		1,165,680

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Colorado (continued)
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,200,000	1,385,844
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000	1,109,910
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/24	2,000,000	2,088,680
Connecticut—.8%
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	5.00	10/1/29	5,000,000	5,919,050
District of Columbia—1.0%
Metropolitan Washington
Airports Authority, Airport
System Revenue	5.00	10/1/35	4,000,000	4,541,400
Washington Metropolitan Area
Transit Authority, Gross
Transit Revenue	5.25	7/1/29	1,750,000	2,020,253
Washington Metropolitan Area
Transit Authority, Gross
Transit Revenue	5.13	7/1/32	1,000,000	1,148,660
Florida—7.4%
Broward County,
Airport System Revenue	5.38	10/1/29	2,535,000	2,923,742
Broward County,
Airport System Revenue	5.00	10/1/42	7,500,000	8,289,150
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (Insured; Assured
Guaranty Corp.)	5.00	4/1/36	1,800,000	1,842,030
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/19	3,000,000	3,496,380
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	1,255,000	1,409,817

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/21	3,535,000		4,177,062
Florida Department of Corrections,
COP (Okeechobee Correctional
Institution) (Insured; AMBAC)	5.00	3/1/15	1,000,000		1,021,000
Florida Department of
Transportation, Turnpike Revenue	5.00	7/1/21	2,145,000		2,594,828
Florida Department of
Transportation, Turnpike
Revenue	5.00	7/1/25	4,000,000		4,832,640
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	3,260,000		3,881,030
Jacksonville Electric Authority,
Electric System
Subordinated Revenue	5.00	10/1/28	2,000,000		2,316,960
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured;
Assured Guaranty Corp.)	5.00	10/1/22	1,820,000		1,909,744
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	3,000,000		3,397,380
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)	5.75	4/1/28	1,250,000		1,330,638
Miami-Dade County Expressway
Authority, Toll System Revenue	5.00	7/1/23	5,000,000		5,888,650
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/30	2,620,000		2,887,581
Pinellas County Health Facilities
Authority, Health System
Revenue (BayCare Health System
Issue) (Insured; National
Public Finance Guarantee Corp.)	0.19	11/15/23	2,250,000	[c]	2,072,813
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000		1,085,340

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida (continued)
University of Central Florida,
COP (University of Central
Florida Convocation
Corporation Master Lease
Program) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/18	1,765,000	1,832,229
Georgia—3.0%
Atlanta,
Airport General Revenue	5.00	1/1/20	5,000,000	5,898,750
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	1,640,000	1,998,553
Atlanta,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/18	1,200,000	1,420,524
Carrollton Payroll Development
Authority, RAC (University of
West Georgia Athletic Complex,
LLC Project)	6.25	6/15/34	3,895,000	4,513,253
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Corp.)	5.63	6/15/38	2,000,000	2,257,020
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	5,000,000	5,995,750
Savannah Economic Development
Authority, Revenue (Armstrong
Atlantic State University
Student Union, LLC Project)
(Insured; Assured Guaranty Corp.)	5.00	6/15/32	1,240,000	1,312,044
Idaho—1.2%
Boise-Kuna Irrigation District,
Revenue (Arrowrock
Hydroelectric Project)	7.38	6/1/40	5,600,000	6,608,000
Idaho Health Facilities Authority,
Revenue (Trinity Health
Credit Group)	6.13	12/1/28	2,500,000	2,923,500

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois—9.2%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; AMBAC)	5.00	1/1/19	2,400,000	2,543,424
Chicago Park District,
Limited Tax GO (Insured;
Build America Mutual
Assurance Company)	5.00	1/1/29	2,895,000	3,318,973
Huntley,
Special Service Area Number
Nine, Special Tax Bonds
(Insured; Assured Guaranty Corp.)	5.10	3/1/28	3,500,000	3,826,865
Illinois,
GO	5.50	7/1/38	5,000,000	5,419,800
Illinois,
Sales Tax Revenue	5.00	6/15/24	4,270,000	5,103,717
Illinois Finance Authority,
Revenue (Advocate
Health Care Network)	5.00	6/1/31	9,155,000	10,333,340
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	3,250,000	3,665,220
Illinois Finance Authority,
Revenue (Sherman
Health Systems)	5.50	8/1/37	1,000,000	1,093,030
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/16	2,200,000	2,376,088
Illinois Health Facilities
Authority, Revenue
(Delnor-Community Hospital)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	5/15/27	6,000,000	6,474,900
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	5.00	6/15/42	3,500,000	3,779,615
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.50	6/1/23	3,100,000	3,645,383

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	6.00	6/1/28	7,600,000	8,956,448
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue
(University of Illinois)	5.00	4/1/27	7,500,000	8,648,175
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue
(University of Illinois)	5.00	4/1/44	2,500,000	2,763,450
Iowa—.7%
Iowa Finance Authority,
Health Facilities Revenue
(UnityPoint Health)	5.00	2/15/31	2,230,000	2,548,555
Iowa Finance Authority,
Healthcare Revenue (Genesis
Health System)	5.00	7/1/23	2,500,000	2,978,675
Kentucky—2.8%
Barbourville,
Educational Facilities First
Mortgage Revenue
(Union College Energy
Conservation Project)	5.25	9/1/26	1,000,000	1,015,280
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	6,250,000	6,941,437
Louisville/Jefferson County Metro
Government, Health System
Revenue (Norton Healthcare, Inc.)	5.75	10/1/42	4,000,000	4,532,120
University of Kentucky,
General Receipts Bonds	5.25	10/1/17	7,845,000	8,946,673
Louisiana—2.0%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue
(Westlake Chemical
Corporation Projects)	6.50	8/1/29	2,500,000	2,883,775

16

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Louisiana (continued)
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty Corp.)	6.00	1/1/23	2,000,000	2,309,660
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/27	5,000,000	5,311,300
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.25	5/15/35	4,500,000	4,835,655
Maine—.2%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical
Center Issue)	7.50	7/1/32	1,250,000	1,461,325
Maryland—6.9%
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/24	1,520,000	1,836,008
Baltimore,
Consolidated Public
Improvement GO	5.00	10/15/24	1,480,000	1,752,779
Baltimore,
Project Revenue
(Wastewater Projects)	5.00	7/1/23	1,000,000	1,184,880
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	630,000	724,720
Baltimore,
Subordinate Project Revenue
(Water Projects)	5.75	7/1/39	750,000	868,770
Howard County,
COP	8.15	2/15/20	605,000	819,164
Hyattsville,
Special Obligation Revenue
(University Town
Center Project)	5.60	7/1/24	1,500,000	1,532,250

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland (continued)
Hyattsville,
Special Obligation Revenue
(University Town
Center Project)	5.75	7/1/34	3,000,000	3,062,670
Maryland,
GO (State and Local
Facilities Loan)	5.00	8/1/22	3,000,000	3,715,620
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,145,000	1,147,084
Maryland Economic Development
Corporation, EDR
(Terminal Project)	5.75	6/1/35	2,000,000	2,148,960
Maryland Economic Development
Corporation, EDR
(Transportation
Facilities Project)	5.75	6/1/35	1,000,000	1,074,480
Maryland Economic
Development Corporation, LR
(Maryland Public Health
Laboratory Project)	5.00	6/1/20	1,000,000	1,192,490
Maryland Economic Development
Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	2,500,000	2,998,800
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine
Terminals Inc. Port of
Baltimore Facility)	5.75	9/1/25	2,000,000	2,205,960
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College
Park Projects)	5.75	6/1/33	1,000,000	1,078,300
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	5.00	7/1/23	835,000	975,313

18

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland (continued)
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	6.75	7/1/39	2,500,000		3,028,975
Maryland Health and Higher
Educational Facilities
Authority, Revenue
(Charlestown Community Issue)	6.13	1/1/30	1,250,000		1,396,613
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Goucher
College Issue)	5.00	7/1/34	1,000,000		1,101,650
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Greater
Baltimore Medical Center Issue)	5.38	7/1/26	1,500,000		1,692,525
Maryland Health and Higher
Educational Facilities
Authority, Revenue
(Peninsula Regional Medical
Center Issue)	5.00	7/1/26	1,630,000		1,735,624
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Insured; National
Public Finance Guarantee Corp.)	7.00	7/1/22	3,890,000		4,766,417
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Upper
Chesapeake Hospitals Issue)	6.00	1/1/38	3,005,000		3,245,550
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.75	1/1/38	2,500,000		2,592,575
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel High
School Facility) (Prerefunded)	6.00	5/1/15	1,600,000	[d]	1,660,576

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland (continued)
Prince Georges County,
Special Obligation Revenue
(National Harbor Project)	5.20	7/1/34	3,000,000		3,020,640
University System of Maryland,
Auxiliary Facility and
Tuition Revenue	5.00	4/1/26	1,000,000		1,163,690
Massachusetts—1.6%
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	5,000,000		5,537,850
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/25	2,175,000		2,504,447
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	1,750,000		2,022,230
Metropolitan Boston Transit
Parking Corporation,
Systemwide Senior Lien
Parking Revenue	5.00	7/1/23	2,000,000		2,374,000
Michigan—5.5%
Brighton Area Schools,
GO—Unlimited Tax
(Insured; AMBAC)	0.00	5/1/20	1,055,000	[b]	939,055
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	1,500,000		1,767,180
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,000,000		1,191,040
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	1,055,000		853,147
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000		878,056
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000		1,190,710

20

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan (continued)
Huron Valley School District,
GO Unlimited Tax (Insured;
National Public Finance
Guarantee Corp.)	0.00	5/1/18	6,270,000	[b]	5,934,555
Kent County,
Airport Revenue (Gerald R.
Ford International Airport)	5.00	1/1/26	4,555,000		4,959,029
Kent Hospital Finance Authority,
Revenue (Spectrum
Health System)	5.50	11/15/25	2,500,000		2,973,375
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	2,500,000		2,947,175
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	1,500,000		1,626,660
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/32	3,000,000		3,230,490
Michigan Finance Authority,
Local Government Loan
Program Revenue (Detroit
Water and Sewerage Department,
Water Supply System
Revenue Senior Lien
Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	1,520,000		1,625,321
Michigan Public Educational
Facilities Authority, LOR
(Nataki Talibah Schoolhouse of
Detroit Project)	6.50	10/1/30	3,040,000		2,858,147

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan (continued)
Monroe County Economic
Development Corporation,
LOR (Detroit Edison
Company Project)
(Insured; National Public
Finance Guarantee Corp.)	6.95	9/1/22	2,000,000		2,576,340
Romulus Economic
Development Corporation,
Limited Obligation EDR
(Romulus HIR Limited
Partnership Project) (Insured;
ITT Lyndon Property
Insurance Company)
(Escrowed to Maturity)	7.00	11/1/15	3,700,000		3,988,082
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne
County Airport)	5.00	12/1/22	3,000,000		3,334,920
Minnesota—5.0%
Mahtomedi Independent School
District Number 832, GO School
Building Bonds (Minnesota
School District Credit
Enhancement Program) (Insured;
National Public Finance
Guarantee Corp.)	0.00	2/1/17	1,275,000	[b]	1,255,097
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty Corp.)	6.50	11/15/38	3,000,000		3,548,010
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue	5.00	1/1/26	1,000,000		1,150,360
Minnesota,
911 Revenue (Public Safety
Radio Communications
System Project)	5.00	6/1/25	1,000,000		1,155,200
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	150,000		150,669

22

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota (continued)
Minnesota Higher Education
Facilities Authority, Revenue
(Carleton College)	5.00	3/1/30	1,000,000		1,138,010
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	4/1/29	1,000,000		1,086,740
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/29	1,500,000		1,678,500
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/39	1,700,000		1,891,981
Northern Municipal Power Agency,
Electric System Revenue	5.00	1/1/20	2,500,000		2,943,775
Northfield,
HR	5.38	11/1/31	1,240,000		1,271,942
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	4.50	11/15/21	1,000,000		1,171,210
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	5.00	11/15/38	1,000,000		1,140,710
Saint Cloud,
Health Care Revenue
(CentraCare Health System
Project) (Insured; Assured
Guaranty Corp.)	5.50	5/1/39	2,000,000		2,201,260
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/30	1,000,000		1,096,310
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/39	3,000,000		3,319,020
Saint Paul Housing and
Redevelopment Authority,
Recreational Facility LR
(Jimmy Lee Recreational Center)	5.00	12/1/32	750,000		804,668
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	1/1/25	4,505,000	[b]	3,345,143

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota (continued)
Southern Minnesota Municipal
Power Agency, Power
Supply System Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	1/1/26	4,625,000	[b]	3,325,606
University of Minnesota Regents,
GO	5.00	12/1/24	1,000,000		1,194,190
University of Minnesota Regents,
GO	5.00	12/1/36	1,500,000		1,704,180
Vadnais Heights Economic
Development Authority,
Recovery Zone Facility LR
(Community and Recreational
Sports Facilities Project)	5.25	2/1/41	2,460,000	[e]	931,135
Willmar,
GO, HR (Rice Memorial
Hospital Project)	5.00	2/1/24	1,000,000		1,166,170
Missouri—.6%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue
(SSM Health Care)	5.00	6/1/29	4,000,000		4,631,760
Nevada—.4%
Las Vegas Valley Water District,
Limited Tax GO (Additionally
Secured by Southern Nevada
Water Authority
Pledged Revenues)	5.00	6/1/42	2,500,000		2,787,700
New Hampshire—.2%
New Hampshire Business Finance
Authority, PCR (The United
Illuminating Company Project)
(Insured; AMBAC)	0.31	10/1/33	1,920,000	[c]	1,740,000
New Jersey—1.2%
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue)	5.00	7/1/29	1,000,000		1,152,130

24

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	100,000		108,151
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/29	5,000,000		5,703,100
New Jersey Turnpike Authority,
Turnpike Revenue
(Escrowed to Maturity)	6.50	1/1/16	65,000		70,385
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.10	1/1/30	2,500,000	[c]	2,331,250
New Mexico—.6%
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue	0.85	8/1/19	5,000,000	[c]	4,985,650
New York—5.8%
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000		5,874,400
Metropolitan Transportation
Authority, Dedicated Tax
Fund Revenue	5.00	11/15/32	1,850,000		2,108,186
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	2,500,000		2,849,150
New York City,
GO	5.00	4/1/23	2,055,000		2,452,375
New York City,
GO	5.00	8/1/24	2,930,000		3,504,866
New York City,
GO	5.00	3/1/25	3,300,000		3,986,994
New York City,
GO	5.00	8/1/25	3,510,000		4,185,956
New York City,
GO	5.00	8/1/25	2,500,000		2,987,275
New York City,
GO	5.00	8/1/28	1,000,000		1,153,060

The Fund 25

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City,
GO	5.00	10/1/36	2,500,000		2,817,275
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	2,500,000		2,843,675
New York State Energy Research and
Development Authority, PCR
(New York State Electric and
Gas Corporation Project)
(Insured; National Public
Finance Guarantee Corp.)	0.43	4/1/34	2,100,000	[c]	2,005,500
New York State Thruway Authority,
General Revenue	5.00	1/1/27	2,000,000		2,372,860
Port Authority of New York and New
Jersey (Consolidated Bonds,
184th Series)	5.00	9/1/39	5,000,000		5,749,200
North Carolina—1.7%
Durham,
Water and Sewer Utility
System Revenue	5.25	6/1/21	1,620,000		1,997,201
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)	5.00	6/1/26	1,000,000		1,071,370
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22	1,000,000		1,253,500
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (University
Health Systems of
Eastern Carolina)	6.25	12/1/33	2,250,000		2,611,778
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC)
(Escrowed to Maturity)	0.00	11/1/16	3,055,000	[b]	3,012,719
Orange Water and Sewer Authority,
Water and Sewer System Revenue	5.00	7/1/31	1,000,000		1,066,910

26

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
North Carolina (continued)
Raleigh,
Combined Enterprise System
Revenue (Prerefunded)	5.00	3/1/16	1,175,000	[d]	1,259,036
University of North Carolina,
System Pool Revenue
(Pool General Trust
Indenture of the Board of
Governors of The University
of North Carolina)	5.00	10/1/34	1,000,000		1,133,310
Ohio—7.6%
Allen County,
Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.25	9/1/27	2,500,000		2,785,950
American Municipal Power, Inc.,
Revenue (American Municipal
Power Fremont Energy
Center Project)	5.00	2/15/21	375,000		445,279
Butler County,
Hospital Facilities Revenue
(Kettering Health Network
Obligated Group Project)	6.38	4/1/36	2,000,000		2,345,940
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,500,000		3,862,880
Cincinnati,
EDR (Baldwin 300 Project)	5.00	11/1/28	2,565,000		2,894,885
Cleveland,
Waterworks Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	1/1/21	7,945,000		9,264,029
Cleveland State University,
General Receipts Bonds	5.00	6/1/18	1,170,000		1,336,854
Cleveland-Cuyahoga County Port
Authority, Cultural Facility
Revenue (The Cleveland Museum
of Art Project)	5.00	10/1/22	2,500,000		2,911,525
Cuyahoga Community College
District, General
Receipts Bonds	5.00	8/1/25	2,500,000		2,831,300

The Fund 27

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Hilliard City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/14	1,655,000	[b]	1,653,792
Kent State University,
General Receipts Bonds
(Insured; Assured Guaranty Corp.)	5.00	5/1/25	2,000,000		2,306,620
Lucas County,
HR (ProMedica Healthcare
Obligated Group)	5.75	11/15/31	1,200,000		1,419,756
Miami University,
General Receipts Revenue Bonds	5.00	9/1/22	2,140,000		2,542,063
Ohio,
Capital Facilities
Lease-Appropriation Revenue
(Mental Health Facilities
Improvement Fund Projects)	5.00	2/1/24	1,800,000		2,089,746
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Case Western
Reserve University Project)	6.25	10/1/16	1,000,000		1,122,120
Ohio Higher Educational Facility
Commission, HR (Cleveland
Clinic Health System
Obligated Group)	5.50	1/1/43	3,000,000		3,321,510
Ohio Higher Educational Facility
Commission, Revenue (Case
Western Reserve University
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/25	2,985,000		3,765,786
Ohio State University,
General Receipts Bonds
(Escrowed to Maturity)	5.00	12/1/23	40,000		50,105
Ohio Turnpike and Infrastructure
Commission, Junior Lien
Turnpike Revenue
(Infrastructure Projects)	5.25	2/15/39	2,000,000		2,269,260

28

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.50	2/1/25	1,860,000	[f]	1,869,616
Toledo-Lucas County Port
Authority, Development
Revenue (Northwest Ohio
Bond Fund) (Toledo School
for the Arts Project)	5.50	5/15/28	2,195,000		2,337,082
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/28	1,500,000		1,700,730
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/29	1,000,000		1,123,550
University of Toledo,
General Receipts Bonds	5.00	6/1/24	1,665,000		1,897,950
Wright State University,
General Receipts Bonds	5.00	5/1/22	1,000,000		1,170,290
Oklahoma—.2%
Tulsa Industrial Authority,
Student Housing Revenue (The
University of Tulsa)	5.25	10/1/26	1,135,000		1,191,012
Oregon—.2%
Oregon,
GO (Alternate Energy Project)	6.00	10/1/26	1,400,000		1,664,292
Pennsylvania—1.8%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,600,000		3,064,204
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter
School Project)	6.38	12/15/37	2,000,000		2,093,820

The Fund 29

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,000,000		1,099,460
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000		2,898,675
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,450,000		2,584,677
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	1,730,000		1,938,015
Pennsylvania Industrial
Development Authority, EDR
(Prerefunded)	5.50	7/1/18	270,000	[d]	318,384
South Carolina—1.4%
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/36	2,500,000		2,781,500
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.13	12/1/43	7,500,000		8,329,500
Texas—5.1%
Coastal Water Authority,
Water Conveyance System
Revenue (Insured; AMBAC)
(Escrowed to Maturity)	6.25	12/15/17	2,170,000		2,259,686
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/35	3,000,000		3,302,970
Lower Colorado River Authority,
Transmission Contract Revenue
(Lower Colorado River
Authority Transmission
Services Corporation Project)	5.00	5/15/31	3,000,000		3,382,020

30

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
McKinney,
Tax and Limited Pledge
Waterworks and Sewer System
Revenue, Certificates of
Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000		1,381,406
Mesquite Independent School
District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program)	0.00	8/15/28	2,325,000	[b]	1,179,612
Mesquite Independent School
District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program)
(Prerefunded)	0.00	8/15/15	2,350,000	[b,d]	1,203,764
Montgomery Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	1,315,000		1,401,737
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty Corp.)	5.63	1/1/33	5,000,000		5,591,900
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty Corp.)	5.75	1/1/40	1,500,000		1,688,265
Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000		1,081,751
San Antonio,
Electric and Gas Systems
Junior Lien Revenue	5.00	2/1/43	5,000,000		5,587,300
San Antonio,
Electric and Gas Systems
Revenue (Escrowed to Maturity)	5.50	2/1/20	255,000		312,036
San Antonio,
Water System Revenue	5.00	5/15/36	4,000,000		4,415,760

The Fund 31

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Schertz-Cibolo Universal City
Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	0.00	2/1/32	5,545,000	[b]	2,202,030
Socorro Independent School
District, Unlimited Tax Bonds
(Permament School Fund
Guarantee Program)	5.00	8/15/27	3,705,000		4,522,731
Virginia—1.3%
Chesapeake Bay Bridge and Tunnel
Commission District, General
Resolution Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.50	7/1/25	1,000,000		1,219,470
Chesterfield County Economic
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.00	5/1/23	1,000,000		1,117,770
Middle River Regional Jail
Authority, Jail Facility
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	5/15/19	1,200,000		1,216,836
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.25	7/1/22	1,000,000		1,245,800
Norfolk,
Water Revenue	5.00	11/1/25	1,000,000		1,150,100
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/15/17	665,000		710,506
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)
(Prerefunded)	5.00	6/1/16	215,000	[d]	232,692

32

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia (continued)
Virginia Housing Development
Authority, Rental Housing
Revenue	5.50	6/1/30	1,000,000		1,082,530
Washington County Industrial
Development Authority, HR
(Mountain States
Health Alliance)	7.75	7/1/38	2,000,000		2,358,700
Washington—2.4%
Seattle,
Drainage and Wastewater
Improvement Revenue	5.00	5/1/23	4,965,000		6,113,653
Washington,
Motor Vehicle Fuel Tax GO
(State Road 520 Corridor
Program—Toll Revenue)	5.00	6/1/33	2,255,000		2,586,417
Washington Health Care
Facilities Authority,
Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)
(Prerefunded)	6.25	8/1/18	3,485,000	[d]	4,204,339
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)	5.00	10/1/42	5,000,000		5,526,100
West Virginia—.7%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	4,500,000		5,078,430
Wisconsin—.6%
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	2,000,000		2,361,820
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.25	4/15/35	2,000,000		2,214,640

The Fund 33

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related—1.5%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,500,000	[b]	846,875
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	1,000,000		1,064,640
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	860,000		922,376
Guam Waterworks Authority,
Water and Wastewater System
Revenue (Prerefunded)	5.88	7/1/15	2,900,000	[d]	3,037,982
Guam Waterworks Authority,
Water and Wastewater System
Revenue (Prerefunded)	6.00	7/1/15	1,000,000	[d]	1,048,630
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund
Loan Note)	5.00	10/1/25	4,000,000		4,417,960
Total Long-Term
Municipal Investments
(cost $691,344,813)					753,114,927

Short-Term Municipal
Investments—.9%
California—.3%
California Infrastructure and
Economic Development Bank,
Revenue, Refunding (Los
Angeles County Museum of
Natural History Foundation)
(LOC; Wells Fargo Bank)	0.02	9/2/14	2,200,000	[g]	2,200,000

34

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan—.6%
University of Michigan Regents,
General Revenue	0.01	9/2/14	5,000,000 [g]	5,000,000
Total Short-Term
Municipal Investments
(cost $7,200,000)				7,200,000
Total Investments (cost $698,544,813)			98.0%	760,314,927
Cash and Receivables (Net)			2.0%	15,220,360
Net Assets			100.0%	775,535,287

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate security—interest rate subject to periodic change.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e Non-income producing—security in default.
f Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2014, this security was valued at $1,869,616 or 0.2% of net assets.
g Variable rate demand note—rate shown is the interest rate in effect at August 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Transportation Services	19.2	State/Territory	2.1
Health Care	15.3	Industrial	1.8
Education	14.2	County	1.1
Utility-Water and Sewer	9.7	Housing	.7
Utility-Electric	7.8	Pollution Control	.5
City	6.2	Asset-Backed	.3
Special Tax	6.2	Resource Recovery	.1
Lease	3.2	Other	6.5
Prerefunded	3.1		98.0

†	Based on net assets.

The Fund 35

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt
Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance	FHA	Federal Housing Administration
Company
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National Mortgage	GAN	Grant Anticipation Notes
Association
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage
Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt
Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity
Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt
Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable
Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

36

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	698,544,813	760,314,927
Cash		10,587,765
Interest receivable		8,444,575
Receivable for investment securities sold		3,690,007
Receivable for shares of Common Stock subscribed		37,853
Prepaid expenses		24,448
		783,099,575
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		437,625
Payable for investment securities purchased		6,321,135
Payable for shares of Common Stock redeemed		697,463
Accrued expenses		108,065
		7,564,288
Net Assets ($)		775,535,287
Composition of Net Assets ($):
Paid-in capital		738,602,058
Accumulated undistributed investment income—net		141,002
Accumulated net realized gain (loss) on investments		(24,977,887)
Accumulated net unrealized appreciation
(depreciation) on investments		61,770,114
Net Assets ($)		775,535,287

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	510,428,362	23,333,412	37,873,847	1,030	203,898,636
Shares Outstanding	36,189,587	1,654,303	2,684,171	73	14,447,805
Net Asset Value
Per Share ($)	14.10	14.10	14.11	14.11	14.11
See notes to financial statements.

The Fund 37

STATEMENT OF OPERATIONS

Year Ended August 31, 2014

Investment Income ($):
Interest Income	35,779,140
Expenses:
Management fee—Note 3(a)	4,741,297
Shareholder servicing costs—Note 3(c)	1,810,171
Distribution fees—Note 3(b)	188,947
Registration fees	105,320
Professional fees	101,613
Directors’ fees and expenses—Note 3(d)	55,394
Custodian fees—Note 3(c)	49,107
Prospectus and shareholders’ reports	44,618
Interest and expense related to floating rate notes issued—Note 4	25,941
Loan commitment fees—Note 2	7,819
Miscellaneous	85,315
Total Expenses	7,215,542
Less—reduction in expenses due to undertaking—Note 3(a)	(1,912,075)
Less—reduction in fees due to earnings credits—Note 3(c)	(421)
Net Expenses	5,303,046
Investment Income—Net	30,476,094
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(12,516,645)
Net unrealized appreciation (depreciation) on investments	63,914,883
Net Realized and Unrealized Gain (Loss) on Investments	51,398,238
Net Increase in Net Assets Resulting from Operations	81,874,332
See notes to financial statements.

38

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2014	2013 [a]
Operations ($):
Investment income—net	30,476,094	23,103,441
Net realized gain (loss) on investments	(12,516,645)	2,693,042
Net unrealized appreciation
(depreciation) on investments	63,914,883	(74,298,306)
Net Increase (Decrease) in Net Assets
Resulting from Operations	81,874,332	(48,501,823)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(20,812,238)	(13,545,238)
Class C	(772,800)	(709,507)
Class I	(679,605)	(495,884)
Class Y	(40)	(6)
Class Z	(8,024,154)	(8,111,283)
Total Dividends	(30,288,837)	(22,861,918)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	23,131,184	78,198,445
Class C	1,477,121	3,160,592
Class I	30,798,095	14,486,047
Class Y	—	1,000
Class Z	3,509,794	5,246,240
Net assets received in connection
with reorganizations—Note 1	—	386,139,382
Dividends reinvested:
Class A	17,165,875	10,706,854
Class C	557,687	462,460
Class I	448,494	299,404
Class Z	5,646,674	5,713,174
Cost of shares redeemed:
Class A	(145,191,224)	(98,337,307)
Class C	(9,804,035)	(12,467,712)
Class I	(7,958,621)	(12,504,104)
Class Z	(20,247,456)	(30,635,419)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(100,466,412)	350,469,056
Total Increase (Decrease) in Net Assets	(48,880,917)	279,105,315
Net Assets ($):
Beginning of Period	824,416,204	545,310,889
End of Period	775,535,287	824,416,204
Undistributed investment income—net	141,002	86,651

The Fund 39

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended August 31,
	2014	2013 [a]
Capital Share Transactions:
Class Ab
Shares sold	1,694,732	5,499,209
Shares issued in connection
with reorganizations—Note 1	—	25,661,345
Shares issued for dividends reinvested	1,254,535	767,433
Shares redeemed	(10,643,331)	(7,041,687)
Net Increase (Decrease) in Shares Outstanding	(7,694,064)	24,886,300
Class Cb
Shares sold	108,096	220,212
Shares issued in connection
with reorganizations—Note 1	—	1,217,209
Shares issued for dividends reinvested	40,790	32,954
Shares redeemed	(723,754)	(890,189)
Net Increase (Decrease) in Shares Outstanding	(574,868)	580,186
Class I
Shares sold	2,224,183	1,014,792
Shares issued for dividends reinvested	32,623	21,330
Shares redeemed	(583,934)	(889,237)
Net Increase (Decrease) in Shares Outstanding	1,672,872	146,885
Class Y
Shares sold	—	73
Class Z
Shares sold	257,702	368,014
Shares issued for dividends reinvested	412,158	404,335
Shares redeemed	(1,494,296)	(2,192,803)
Net Increase (Decrease) in Shares Outstanding	(824,436)	(1,420,454)

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended August 31, 2013, 139,900 Class C shares representing $2,005,331 were exchanged for
140,037 Class A shares.

See notes to financial statements.

40

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended August 31,
Class A Shares	2014		2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	13.21		14.27	13.43	13.81	13.10
Investment Operations:
Investment income—net[a]	.52		.47	.53	.58	.58
Net realized and unrealized
gain (loss) on investments	.89		(1.06)	.83	(.38)	.71
Total from Investment Operations	1.41		(.59)	1.36	.20	1.29
Distributions:
Dividends from investment income—net	(.52)		(.47)	(.52)	(.58)	(.58)
Net asset value, end of period	14.10		13.21	14.27	13.43	13.81
Total Return (%)[b]	10.84		(4.30)	10.32	1.60	10.10
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95		.97	.97	.97	.97
Ratio of net expenses
to average net assets	.70		.70	.70	.70	.70
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.00	[c]	.00 [c]	—	—	.00	[c]
Ratio of net investment income
to average net assets	3.83		3.37	3.78	4.40	4.37
Portfolio Turnover Rate	21.67		34.19	22.11	22.31	20.53
Net Assets, end of period ($ x 1,000)	510,428		579,728	271,110	256,180	295,189

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Amount represents less than .01%.

See notes to financial statements.

The Fund 41

FINANCIAL HIGHLIGHTS (continued)

			Year Ended August 31,
Class C Shares	2014		2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	13.21		14.27	13.43	13.81	13.10
Investment Operations:
Investment income—net[a]	.42		.37	.42	.48	.48
Net realized and unrealized
gain (loss) on investments	.89		(1.07)	.84	(.38)	.71
Total from Investment Operations	1.31		(.70)	1.26	.10	1.19
Distributions:
Dividends from investment income—net	(.42)		(.36)	(.42)	(.48)	(.48)
Net asset value, end of period	14.10		13.21	14.27	13.43	13.81
Total Return (%)[b]	10.03		(5.02)	9.50	.85	9.27
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.72		1.72	1.73	1.71	1.72
Ratio of net expenses
to average net assets	1.45		1.45	1.45	1.45	1.45
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.00	[c]	.00 [c]	—	—	.00	[c]
Ratio of net investment income
to average net assets	3.09		2.60	3.02	3.65	3.62
Portfolio Turnover Rate	21.67		34.19	22.11	22.31	20.53
Net Assets, end of period ($ x 1,000)	23,333		29,450	23,532	19,569	25,610

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Amount represents less than .01%.

See notes to financial statements.

42

			Year Ended August 31,
Class I Shares	2014		2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	13.22		14.28	13.44	13.81	13.10
Investment Operations:
Investment income—net[a]	.54		.50	.55	.61	.61
Net realized and unrealized
gain (loss) on investments	.90		(1.06)	.85	(.37)	.72
Total from Investment Operations	1.44		(.56)	1.40	.24	1.33
Distributions:
Dividends from investment income—net	(.55)		(.50)	(.56)	(.61)	(.62)
Net asset value, end of period	14.11		13.22	14.28	13.44	13.81
Total Return (%)	11.19		(4.15)	10.59	1.93	10.35
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73		.72	.73	.71	.71
Ratio of net expenses
to average net assets	.45		.45	.45	.45	.46
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.00	[b]	.00 [b]	—	—	.00	[b]
Ratio of net investment income
to average net assets	3.98		3.57	3.97	4.63	4.56
Portfolio Turnover Rate	21.67		34.19	22.11	22.31	20.53
Net Assets, end of period ($ x 1,000)	37,874		13,365	12,340	5,495	8,146

a	Based on average shares outstanding.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund 43

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class Y Shares	2014		2013	[a]
Per Share Data ($):
Net asset value, beginning of period	13.22		13.70
Investment Operations:
Investment income—net[b]	.56		.09
Net realized and unrealized
gain (loss) on investments	.88		(.48)
Total from Investment Operations	1.44		(.39)
Distributions:
Dividends from investment income—net	(.55)		(.09)
Net asset value, end of period	14.11		13.22
Total Return (%)	11.14		(2.86)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.18		.74	[d]
Ratio of net expenses to average net assets	.45		.45	[d]
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.00	[e]	.00	[d,e]
Ratio of net investment income
to average net assets	4.09		4.13	[d]
Portfolio Turnover Rate	21.67		34.19
Net Assets, end of period ($ x 1,000)	1		1

a	From July 1, 2013, (commencement of initial offering) to August 31, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

44

			Year Ended August 31,
Class Z Shares	2014		2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	13.22		14.28	13.44	13.82	13.11
Investment Operations:
Investment income—net[a]	.55		.50	.55	.61	.62
Net realized and unrealized
gain (loss) on investments	.89		(1.06)	.84	(.39)	.70
Total from Investment Operations	1.44		(.56)	1.39	.22	1.32
Distributions:
Dividends from investment income—net	(.55)		(.50)	(.55)	(.60)	(.61)
Net asset value, end of period	14.11		13.22	14.28	13.44	13.82
Total Return (%)	11.06		(4.12)	10.54	1.80	10.34
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73		.72	.76	.75	.74
Ratio of net expenses
to average net assets	.50		.49	.50	.50	.48
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.00	[b]	.00 [b]	—	—	.00	[b]
Ratio of net investment income
to average net assets	4.02		3.53	3.98	4.60	4.60
Portfolio Turnover Rate	21.67		34.19	22.11	22.31	20.53
Net Assets, end of period ($ x 1,000)	203,899		201,872	238,329	225,584	246,699

a	Based on average shares outstanding.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund 45

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus AMT-Free Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on April 12, 2013, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of Dreyfus State Municipal Bond Funds, Dreyfus Maryland Fund (“Maryland Fund”) were transferred to the fund in exchange for corresponding classes of shares of Common Stock of the fund of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Class A and Class C shares of Maryland Fund received Class A and Class C shares of the fund, respectively, in each case in an amount equal to the aggregate net asset value of their investment in Maryland Fund at the time of the exchange.The exchange ratio for each class of shares was as follows: Class A—.87 to 1 and Class C—.87 to 1.The net asset value of the fund’s shares on the close of business April 12, 2013, after the reorganization was $14.36 for Class A and $14.36 for Class C, and a total of 10,157,666 Class A and 383,790 Class C shares were issued to shareholders of Maryland Fund in the exchange. Net assets acquired of $151,375,304 included unrealized appreciation of $5,998,446.

As of the close of business on April 19, 2013, pursuant to an Agreement and Plan of Reorganization previously approved by the Board, all of the assets, subject to the liabilities, of Dreyfus State Municipal Bond Funds, Dreyfus Minnesota Fund (“Minnesota Fund”)

46

were transferred to the fund in exchange for corresponding classes of shares of Common Stock of the fund of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Class A and Class C shares of Minnesota Fund received Class A and Class C shares of the fund, respectively, in each case in an amount equal to the aggregate net asset value of their investment in Minnesota Fund at the time of the exchange. The exchange ratio for each class of shares was as follows: Class A—1.06 to 1 and Class C—1.07 to 1.The net asset value of the fund’s shares on the close of business April 19, 2013, after the reorganization was $14.37 for Class A and $14.37 for Class C, and a total of 6,701,400 Class A and 390,610 Class C shares were issued to shareholders of Minnesota Fund in the exchange. Net assets acquired of $101,912,174 included unrealized appreciation of $6,874,964.

As of the close of business on April 26, 2013, pursuant to an Agreement and Plan of Reorganization previously approved by the Board, all of the assets, subject to the liabilities, of Dreyfus State Municipal Bond Funds, Dreyfus Ohio Fund (“Ohio Fund”) were transferred to the fund in exchange for corresponding classes of shares of Common Stock of the fund of equal value.The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Class A and Class C shares of Ohio Fund received Class A and Class C shares of the fund, respectively, in each case in an amount equal to the aggregate net asset value of their investment in Ohio Fund at the time of the exchange.The exchange ratio for each class of shares was as follows: Class A—.89 to 1 and Class C—.89 to 1. The net asset value of the fund’s shares on the close of business April 26, 2013, after the reorganization was $14.37 for Class A and $14.37 for Class C, and a total of 8,802,279 Class A and 442,809 Class C shares were issued to shareholders of Ohio Fund in the exchange. Net assets acquired of $132,851,904 included unrealized appreciation of $10,356,593.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The

The Fund 47

NOTES TO FINANCIAL STATEMENTS (continued)

fund is authorized to issue 1 billion shares of $.001 par value Common Stock.The fund currently offers five classes of shares: Class A (200 million shares authorized), Class C (200 million shares authorized), Class I (100 million shares authorized), Class Y (100 million shares authorized) and Class Z (400 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of August 31, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements

48

is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Fund 49

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

50

The following is a summary of the inputs used as of August 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	760,314,927	—	760,314,927
† See Statement of Investments for additional detailed categorizations.

At August 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 8/31/2013	1,130,246
Purchases	—
Sales	1,066,254
Realized gain (loss)	(2,750,978)
Change in unrealized appreciation (depreciation)	554,478
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 8/31/2014	—
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 8/31/2014	—

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The Fund 51

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $793,511, accumulated capital losses $25,177,489 and unrealized appreciation $61,969,716.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-

52

enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2014. If not applied, $3,176,230 of the carryover expires in fiscal year 2017, $5,287,194 expires in fiscal year 2018 and $2,338,736 expires in fiscal year 2019. The fund has $4,397,518 of post-enactment short-term capital losses and $9,977,811 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2014 and August 31, 2013 were as follows: tax-exempt income $30,202,405 and $22,811,873, and ordinary income $86,432 and $50,045, respectively.

During the period ended August 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments and dividend reclassification, the fund decreased accumulated undistributed investment income-net by $132,906, increased accumulated net realized gain (loss) on investments by $33,000 and increased paid-in capital by $99,906. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York

The Fund 53

NOTES TO FINANCIAL STATEMENTS (continued)

Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed, from September 1, 2013 through January 1, 2015 to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. The Manager may terminate this agreement upon at least 90 days prior notice to shareholders, but has committed not to do so until at least January 1, 2015. The reduction in expenses, pursuant to the agreement, amounted to $1,912,075 during the period ended August 31, 2014.

During the period ended August 31, 2014, the Distributor retained $7,033 from commissions earned on sales of the fund’s Class A shares and $4,490 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended August 31, 2014, Class C shares were charged $188,947 pursuant to the Distribution Plan.

54

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2014, Class A and Class C shares were charged $1,367,193 and $62,982, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class Z (“Class Z Shareholder Services Plan”), Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, providing reports and other information, and services related to the maintenance of Class Z shareholder accounts. During the period ended August 31, 2014, Class Z shares were charged $94,192 pursuant to the Class Z Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The

The Fund 55

NOTES TO FINANCIAL STATEMENTS (continued)

majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2014, the fund was charged $122,326 for transfer agency services and $5,837 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $421.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2014, the fund was charged $49,107 pursuant to the custody agreement.

The fund compensated The Bank of NewYork Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement that was in effect until September 30, 2013 and, beginning October 1, 2013, compensates The Bank of New York Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended August 31, 2014, the fund was charged $3,957 pursuant to the agreements, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended August 31, 2014, the fund was charged $8,296 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $392,382, Distribution Plan fees $14,914, Shareholder Services Plan fees $142,413, custodian fees $27,297, Chief Compliance Officer fees $1,154 and transfer agency fees $33,095, which are offset against an expense reimbursement currently in effect in the amount of $173,630.

56

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2014, amounted to $168,596,445 and $282,245,955, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Trust”).The Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the Trust, after payment of interest on the other securities and various expenses of the Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity

The Fund 57

NOTES TO FINANCIAL STATEMENTS (continued)

Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, the fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall. At August 31, 2014, there were no floating rate notes outstanding.

The average amount of borrowings outstanding under the inverse floater structure during the period ended August 31, 2014 was $3,125,000, with a related weighted average annualized interest rate of .83%.

At August 31, 2014, the cost of investments for federal income tax purposes was $698,345,211; accordingly, accumulated net unrealized appreciation on investments was $61,969,716, consisting of $65,066,061 gross unrealized appreciation and $3,096,345 gross unrealized depreciation.

58

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus AMT-Free Municipal Bond Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus AMT-Free Municipal Bond Fund (one of the series comprising Dreyfus Municipal Funds, Inc.) as of August 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus AMT-Free Municipal Bond Fund at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 28, 2014

The Fund 59

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended August 31, 2014 as “exempt-interest dividends” (not generally subject to regular federal income tax), except $86,432 this is being reported as an ordinary income distrubution for reporting purposes.

Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2014 calendar year on Form 1099-DIV, which will be mailed in early 2015.

60

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (70)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 142
———————
William Hodding Carter III (79)
Board Member (2006)
Principal Occupation During Past 5Years:
• Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (2006-present)
No. of Portfolios for which Board Member Serves: 24
———————
Joni Evans (72)
Board Member (1991)
Principal Occupation During Past 5Years:
• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)
• Principal, Joni Evans Ltd. (publishing) (2006-present)
No. of Portfolios for which Board Member Serves: 24
———————
Ehud Houminer (74)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Membership During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 62

The Fund 61

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Richard C. Leone (74)
Board Member (2006)
Principal Occupation During Past 5Years:
• Senior Fellow and former President of The Century Foundation (formerly, The Twentieth
Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues (2011-present)
• President—The Century Foundation (1989-2011)
No. of Portfolios for which Board Member Serves: 24
———————
Hans C. Mautner (76)
Board Member (2006)
Principal Occupation During Past 5Years:
• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-2010)
• Chairman and Chief Executive Officer of Simon Global Limited, a real estate company (1999-2010)
No. of Portfolios for which Board Member Serves: 24
———————
Robin A. Melvin (50)
Board Member (2006)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 109

62

Burton N. Wallack (63)
Board Member (1991)
Principal Occupation During Past 5Years:
• President and Co-owner of Wallack Management Company, a real estate management company
(1987-present)
No. of Portfolios for which Board Member Serves: 24
———————
John E. Zuccotti (77)
Board Member (2006)
Principal Occupation During Past 5Years:
• Chairman of Brookfield Properties, Inc. (1996-present)
• Senior Counsel of Weil, Gotshal & Manges, LLP (1997-present)
• Emeritus Chairman of the Real Estate Board of New York (2004-2006)
Other Public Company Board Membership During Past 5Years:
• Wellpoint, Inc., a health benefits company, Director (2005-2010)
No. of Portfolios for which Board Member Serves: 24

The Fund 63

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBER

Gordon J. Davis (73)
Board Member (1995)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 59

Gordon J. Davis is deemed to be an “interested person” (as defined in the Act) of the fund as a result of his affiliation with Venable LLP, which provides legal services to the fund.
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
Arnold S. Hiatt, Emeritus Board Member

64

OFFICERS OF THE FUND (Unaudited)

The Fund 65

OFFICERS OF THE FUND (Unaudited) (continued)

66

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus BASIC
Municipal Money
Market Fund

ANNUAL REPORT August 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
19	Financial Highlights
20	Notes to Financial Statements
27	Report of Independent Registered Public Accounting Firm
28	Important Tax Information
29	Board Members Information
33	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
Municipal Money
Market Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus BASIC Municipal Money Market Fund, covering the 12-month period from September 1, 2013, through August 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The Federal Reserve Board’s tapering talks and sustained economic growth caused long-term interest rates to rise during the final months of 2013; however, they moderated early in 2014 due to geopolitical turmoil, a domestic economic soft patch and supply-and-demand dynamics in the U.S. bond market. Nonetheless, short-term rates and yields of money market instruments remained steady, anchored near historical lows by an unchanged federal funds rate. In addition, a degree of uncertainty was removed from the money markets when the Securities and Exchange Commission issued new rules governing some funds, but the immediate impact on the market was muted when regulators delayed implementation for two years.

In our view, stronger labor markets, greater manufacturing activity, rebounding housing starts, and rising household wealth portend well for the U.S. economy.While some financial assets are likely to benefit from a more robust recovery, the possibility of higher inflation and rising long-term interest rates suggests that selectivity could become a more important determinant of investment success.Therefore, we suggest you talk regularly with your financial advisor to assess the potential impact of these and other macroeconomic developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
September 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2013, through August 31, 2014, as provided by Bill Vasiliou, Primary Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended August 31, 2014, Dreyfus BASIC Municipal Money Market Fund produced a yield of 0.00%.Taking into account the effects of compounding, the fund produced an effective yield of 0.00%.1

Despite mounting evidence of a sustained U.S. economic recovery and an ongoing shift by the Federal Reserve Board (the “Fed”) to a more moderately accommodative monetary policy, the overnight federal funds rate was left unchanged near historical lows. As a result, tax-exempt money market yields also remained low throughout the reporting period.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income taxes as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal income taxes. The fund may also invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund may invest temporarily in high-quality, taxable money market instruments when the portfolio manager believes acceptable municipal obligations are not available for investment.

Yields Stayed Low Despite Accelerating Economic Recovery

While yields of municipal money market securities remained anchored throughout the reporting period by an unchanged federal funds rate between 0% and 0.25%, evidence of an accelerating economic recovery over the fall of 2013 and the Fed’s decision in December to begin reducing its quantitative easing program drove yields

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

of 10-year U.S.Treasury securities above 3% by the start of 2014. However, unusually severe winter weather throughout much of the country caused U.S. GDP to contract at an annualized 2.1% rate during the first quarter of 2014 even as the unemployment rate continued to decline. Investors also grew concerned about economic and political instability in the world’s emerging markets. As a result, longer term bond yields fell significantly over the opening months of the reporting period.

The economic recovery got back on track in the spring, as evidenced by a 4.6% annualized GDP growth rate amid stronger labor markets and improving consumer confidence. However, changing supply-and-demand dynamics continued to put downward pressure on municipal money market yields. Demand remained strong for short-term tax-exempt municipal securities, including from nontraditional buyers, such as intermediate bond funds and taxable money market funds seeking attractive tax-exempt yields compared to taxable securities with similar maturities. However, individual investors seeking more competitive levels of current income focused mainly on longer term municipal bonds with higher yields. Consequently, yields of high-quality, one-year municipal notes remained low. Robust investor demand and an increasingly limited supply of new instruments also kept yields on variable rate demand notes (“VRDNs”) near historical lows.

Municipal credit quality has continued to improve as most states and local governments recovered from recession. Most notably, state general funds have shown consecutive quarters of growth in personal income tax and sales tax revenue. Consequently, most states achieved balanced budgets and replenished reserves during the reporting period.

Credit Selection Remained Paramount

Most municipal money market funds have maintained short weighted average maturities compared to historical averages due to narrow yield differences along the tax-exempt money market’s maturity range.The fund was no exception, as we continued to maintain its weighted average maturity in a position that was consistent with industry averages. Changes to the regulations governing some money market funds—which were announced in July but are not effective until 2016—also contributed to relatively cautious investment postures throughout the industry.

4

As always, well-researched credit selection remained paramount.We have continued to favor state general obligation bonds; essential service revenue bonds backed by water, sewer, and electric facilities; certain local credits with strong financial positions and stable tax bases; and health care and education issuers with stable credit characteristics.

Fed Remains Committed to Low Short-Term Rates

The Fed made a number of cuts in its monthly bond purchases over the reporting period, and its quantitative easing program is on track for elimination this fall. However, the Fed also has made clear that short-term interest rates are likely to remain near current levels “for a considerable time.” In determining how long to maintain its current target for the federal funds rate, the Fed reiterated that it will continue to monitor progress toward its objectives of full employment and a 2% inflation rate. Therefore, in our judgment, the prudent course continues to be an emphasis on preservation of capital and liquidity.

September 15, 2014

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation, pursuant to an agreement in effect until such time as shareholders are given at least 90 days’ notice and which Dreyfus has committed will remain in place until at least January 1, 2015. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. If your account balance is less than $50,000, your account may be subject to exchange fees, account closeout fees, and wire and DreyfusTeleTransfer redemption fees each in the amount of $5.00, as well as a checkwriting fee of $2.00. None of these fees are shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC Municipal Money Market Fund from March 1, 2014 to August 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2014

Expenses paid per $1,000†	$1.06
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2014

Expenses paid per $1,000†	$1.07
Ending value (after expenses)	$1,024.15

† Expenses are equal to the fund's annualized expense ratio of .21%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

August 31, 2014

Short-Term	Coupon	Maturity	Principal
Investments—102.7%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—1.5%
Alabama,
GO Notes, Refunding	4.00	6/1/15	100,000		102,798
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.08	9/7/14	1,000,000	[a,b]	1,000,000
Colorado—.4%
Colorado Health Facilities
Authority, Revenue (Arapahoe
House Project) (LOC; Wells
Fargo Bank)	0.15	9/7/14	300,000	[a]	300,000
Delaware—2.5%
Delaware Health Facilities
Authority, Revenue (Christiana
Care Health Services)	0.04	9/2/14	1,000,000	[a]	1,000,000
University of Delaware,
Revenue (Liquidity Facility;
TD Bank)	0.05	9/2/14	800,000	[a]	800,000
Florida—.1%
Jacksonville Electric Authority,
Water and Sewer System Revenue
(LOC; Sumitomo Mitsui Banking
Corporation)	0.07	9/7/14	100,000	[a]	100,000
Georgia—2.9%
Atlanta Urban Residental Finance
Authority, MFHR (West End
Housing Development Project)
(LOC; FNMA)	0.20	9/7/14	500,000	[a]	500,000
DeKalb Private Hospital Authority,
RAC (Children's Healthcare of
Atlanta, Inc. Project)
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.09	9/7/14	300,000	[a]	300,000
Gwinnett County Development
Authority, IDR (KMD Group, LLC
Project) (LOC; Branch Banking
and Trust Co.)	0.18	9/7/14	1,330,000	[a,b]	1,330,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois—15.9%
Des Plaines,
IDR (Montana Metals Products
Properties, L.L.C. Project)
(LOC; JPMorgan Chase Bank)	0.30	9/7/14	585,000	[a,b]	585,000
Illinois Finance Authority,
IDR (Pollmann North America,
Inc. Project) (LOC; PNC Bank NA)	0.11	9/7/14	2,410,000	[a,b]	2,410,000
Illinois Finance Authority,
Revenue (INX International Ink
Company Project) (LOC;
JPMorgan Chase Bank)	0.10	9/7/14	1,800,000	[a,b]	1,800,000
Illinois Housing Development
Authority, MFHR (Mattoon
Towers Project) (LOC; FHLB)	0.12	9/7/14	2,760,000	[a]	2,760,000
Lake County,
IDR (Northpoint Associates,
L.L.C. Project) (LOC; Northern
Trust Company)	0.10	9/7/14	1,200,000	[a,b]	1,200,000
Libertyville,
Industrial Project Revenue
(Fabrication Technologies, Inc.
Project) (LOC; Bank of America)	0.21	9/7/14	1,525,000	[a,b]	1,525,000
Upper Illinois River Valley
Development Authority, IDR
(Cathy Asta Enterprises, LLC
Project) (LOC; Bank of America)	0.20	9/7/14	1,335,000	[a,b]	1,335,000
Indiana—2.8%
Indiana Bond Bank,
Advance Funding Program Notes
(Liquidity Facility; JPMorgan
Chase Bank)	1.25	1/6/15	1,000,000		1,003,467
Vigo County,
EDR (Wabash Valley Packaging
Corporation/Phoenix
Projects, LLC Project)
(LOC; Wells Fargo Bank)	0.25	9/7/14	1,000,000	[a,b]	1,000,000
Kentucky—4.5%
Christian County,
Industrial Building Revenue
(Audubon Area Community
Services, Inc. Project) (LOC;
Branch Banking and Trust Co.)	0.08	9/7/14	2,250,000	[a,b]	2,250,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Kentucky (continued)
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.00	8/1/15	1,000,000		1,007,031
Louisiana—3.4%
Ascension Parish,
Revenue (BASF
Corporation Project)	0.19	9/7/14	2,500,000	[a,b]	2,500,000
Maine—.8%
Gorham,
Revenue (Montalvo Properties,
LLC Project) (LOC; TD Bank)	0.17	9/7/14	590,000	[a,b]	590,000
Maryland—2.9%
Maryland Economic Development
Corporation, Revenue
(Chesapeake Advertising
Facility) (LOC; M&T Trust)	0.30	9/7/14	1,090,000	[a]	1,090,000
Maryland Industrial Development
Financing Authority, EDR
(Hardwire, LLC Project) (LOC;
Bank of America)	0.21	9/7/14	1,000,000	[a,b]	1,000,000
Michigan—.5%
Michigan Strategic Fund,
LOR (Lions Bear Lake Camp
Project) (LOC; PNC Bank NA)	0.12	9/7/14	390,000	[a,b]	390,000
Minnesota—6.5%
Jenkins,
IDR (Pequot Tool and
Manufacturing, Inc. Project)
(LOC; Wells Fargo Bank)	0.25	9/7/14	250,000	[a,b]	250,000
Minneapolis,
GO Notes (Various Purpose)	2.00	12/1/14	310,000		311,310
Minneapolis,
MFHR (Seven Corners
Apartments Project) (LOC;
Wells Fargo Bank)	0.15	9/7/14	240,000	[a]	240,000
Minnesota Rural Water Finance
Authority, Public Projects
Construction Notes	1.00	1/1/15	1,200,000		1,203,011
Waite Park,
IDR (McDowall Company Project)
(LOC; U.S. Bank NA)	0.23	9/7/14	2,775,000	[a,b]	2,775,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri—2.7%
Bridgeton Industrial Development
Authority, Private Activity
Revenue (Formtek Metal
Processing, Inc. Project)
(LOC; Bank of America)	0.21	9/7/14	500,000	[a,b]	500,000
Missouri Development Finance
Board, Cultural Facilities
Revenue (The Nelson Gallery
Foundation) (Liquidity
Facility; Northern Trust Company)	0.03	9/2/14	600,000	[a,b]	600,000
Missouri Development Finance
Board, IDR (Duke Manufacturing
Company Project) (LOC;
Bank of America)	0.21	9/7/14	500,000	[a,b]	500,000
Missouri Environmental Improvement
and Energy Resources
Authority, Water Pollution
Control and Drinking Water
Revenue, Refunding (State
Revolving Funds Programs)	5.00	1/1/15	100,000		101,564
Springfield Industrial Development
Authority, MFHR, Refunding
(Pebblecreek Apartments
Project) (LOC; FHLB)	0.15	9/7/14	285,000	[a]	285,000
Nevada—1.4%
Nevada Housing Division,
Multi-Unit Housing Revenue
(Help Owens 2 Apartments)
(LOC; Citibank NA)	0.10	9/7/14	1,000,000	[a]	1,000,000
New Hampshire—2.2%
New Hampshire Business Finance
Authority, Industrial Facility
Revenue (Luminescent
Systems, Inc. Issue) (LOC;
HSBC Bank USA)	0.20	9/7/14	600,000	[a,b]	600,000
Rockingham County,
GO Notes, TAN	0.50	12/19/14	1,000,000		1,001,012
New Jersey—3.8%
Hamilton Township,
GO Notes, BAN	1.00	6/3/15	1,000,000		1,004,110

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Monroe Township,
GO Notes, BAN	1.00	2/6/15	1,000,000		1,003,281
New Jersey Environmental
Infrastructure Trust,
Wastewater Treatment Revenue,
Refunding (Financing Program)	5.00	9/1/14	300,000		300,038
Stafford Township,
GO Notes, BAN (General
Improvement and
Water/Sewer Utility)	1.00	5/18/15	500,000		502,330
Ohio—5.2%
Dayton City School District,
School Facilities Construction
and Improvement Unlimited Tax
Refunding Notes	1.25	10/15/14	1,500,000		1,501,712
Union Township,
GO Notes, BAN (Various Purpose)	1.50	9/10/14	1,300,000		1,300,335
Union Township,
GO Notes, BAN (Various Purpose)	1.00	9/9/15	1,000,000		1,005,460
Oklahoma—2.7%
Oklahoma Turnpike Authority,
Turnpike System
Second Senior Revenue,
Refunding (Citigroup ROCS,
Series RR II R-11985)
(Liquidity Facility; Citibank NA)	0.08	9/7/14	2,000,000	[a,c,d]	2,000,000
Oregon—1.2%
Oregon,
EDR (Oregon Precision
Industries, Inc. Project)
(LOC; Bank of America)	0.21	9/7/14	875,000	[a,b]	875,000
Pennsylvania—12.2%
Beaver County Industrial
Development Authority, EIR
(BASF Corporation Project)	0.19	9/7/14	1,000,000	[a,b]	1,000,000
Luzerne County Industrial
Development Authority, IDR
(PennSummit Tubular LLC
Project) (LOC; Wells Fargo Bank)	0.20	9/7/14	800,000	[a,b]	800,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Montgomery County Industrial
Development Authority, Revenue
(Recigno Laboratories, Inc.
Project) (LOC; Wells Fargo Bank)	0.25	9/7/14	1,445,000	[a,b]	1,445,000
Pennsylvania Economic Development
Financing Authority, EDR (Gish
Logging, Inc. Project) (LOC;
PNC Bank NA)	0.16	9/7/14	400,000	[a,b]	400,000
Pennsylvania Economic Development
Financing Authority, EDR
(Philadelphia Area Independent
School Business Officers
Association Financing Program
—Plymouth Meeting Friends
School Project) (LOC;
PNC Bank NA)	0.12	9/7/14	500,000	[a,b]	500,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.20	9/7/14	4,200,000	[a]	4,200,000
Upper Dauphin Industrial
Development Authority, Revenue
(Pennsylvania Independent
Colleges and University
Research Center Project) (LOC;
M&T Trust)	0.17	9/7/14	600,000	[a]	600,000
Texas—14.4%
Atascosa County Industrial
Development Corporation, PCR,
Refunding (San Miguel Electric
Cooperative, Inc. Project)
(LOC; National Rural Utilities
Cooperative Finance Corporation)	0.10	9/7/14	2,700,000	[a]	2,700,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-482) (Red River
Education Financing
Corporation, Higher Education
Revenue (Texas Christian
University Project))
(Liquidity Facility; Deutsche
Bank AG and LOC;
Deutsche Bank AG)	0.17	9/7/14	4,000,000	[a,c,d]	4,000,000

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Harris County Cultural Education
Facilities Finance Corporation,
HR (Texas Children's Hospital
Project) (Citigroup ROCS,
Series RR II R-11821)
(Liquidity Facility; Citibank NA)	0.10	9/7/14	1,000,000	[a,c,d]	1,000,000
Harris County Cultural Education
Facilities Finance
Corporation, Revenue (The
Methodist Hospital System)	0.04	9/2/14	1,000,000	[a]	1,000,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.60	10/15/14	1,650,000		1,650,000
Splendora Higher Education
Facilities Corporation,
Revenue (Fort Bend Baptist
Academy Project) (LOC;
Wells Fargo Bank)	0.15	9/7/14	200,000	[a]	200,000
Virginia—.2%
Virginia Beach,
Public Improvement GO Notes	4.00	10/1/14	150,000		150,452
Washington—6.6%
Port of Chehalis Industrial
Development Corporation,
Industrial Revenue (JLT
Holding, LLC Project) (LOC;
Wells Fargo Bank)	0.20	9/7/14	1,930,000	[a,b]	1,930,000
Squaxin Island Tribe,
Tribal Infrastructure Revenue
(LOC; Bank of America)	0.15	9/7/14	620,000	[a]	620,000
Washington Economic Development
Finance Authority, EDR (Skagit
Valley Publishing Project)
(LOC; U.S. Bank NA)	0.20	9/7/14	1,585,000	[a,b,c,d]	1,585,000
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Nikkei Manor Project)
(LOC; Bank of America)	0.25	9/7/14	675,000	[a]	675,000

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Wisconsin—5.4%
Oak Creek,
GO Promissory Notes	2.00	4/1/15	500,000		505,160
River Falls,
IDR (M & O Properties, LLC
Project) (LOC; U.S. Bank NA)	0.17	9/7/14	735,000	[a,b]	735,000
Waupaca,
IDR (Gusmer Enterprises, Inc.
Project) (LOC; Wells Fargo Bank)	0.25	9/7/14	1,675,000	[a,b]	1,675,000
Wisconsin School Districts,
Cash Flow Administration
Program Participation Notes	1.00	10/10/14	1,000,000		1,000,745

Total Investments (cost $75,108,816)			102.7%		75,108,816
Liabilities, Less Cash and Receivables			(2.7%)		(2,004,591)
Net Assets			100.0%		73,104,225

a Variable rate demand note—rate shown is the interest rate in effect at August 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At August 31, 2014, the fund had $35,085,000 or 48.0% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from industrial revenue.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2014, these securities amounted to $8,585,000 or 11.7% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Industrial	48.0	Utility-Water and Sewer	3.7
Education	11.1	Transportation Services	2.7
Utility-Electric	9.4	Resource Recovery	2.3
Housing	7.5	Special Tax	1.4
Health Care	4.9	State/Territory	.6
County	4.5	Other	2.3
City	4.3		102.7

†	Based on net assets.

14

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt
Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance	FHA	Federal Housing Administration
Company
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National Mortgage	GAN	Grant Anticipation Notes
Association
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage
Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt
Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity
Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt
Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable
Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

The Fund 15

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	75,108,816	75,108,816
Cash		167,562
Interest receivable		91,364
Prepaid expenses		6,435
		75,374,177
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		9,303
Payable for investment securities purchased		2,209,571
Payable for shares of Common Stock redeemed		4,824
Accrued expenses		46,254
		2,269,952
Net Assets ($)		73,104,225
Composition of Net Assets ($):
Paid-in capital		73,104,225
Net Assets ($)		73,104,225
Shares Outstanding
(3 billion shares of $.001 par value Common Stock authorized)		73,104,225
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

16

STATEMENT OF OPERATIONS

Year Ended August 31, 2014

Investment Income ($):
Interest Income	177,408
Expenses:
Management fee—Note 2(a)	431,954
Shareholder servicing costs—Note 2(b)	54,132
Professional fees	47,838
Registration fees	20,255
Custodian fees—Note 2(b)	13,323
Prospectus and shareholders' reports	6,748
Directors' fees and expenses—Note 2(c)	4,182
Miscellaneous	26,766
Total Expenses	605,198
Less—reduction in expenses due to undertakings—Note 2(a)	(427,762)
Less—reduction in fees due to earnings credits—Note 2(b)	(40)
Net Expenses	177,396
Investment Income—Net, representing net increase
in net assets resulting from operations	12

See notes to financial statements.

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2014	2013
Operations ($):
Investment Income—Net, representing net
increase in net assets resulting from operations	12	10
Dividends to Shareholders from ($):
Investment income—net	(12)	(166)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	14,232,357	23,098,572
Dividends reinvested	12	161
Cost of shares redeemed	(32,106,079)	(27,158,422)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(17,873,710)	(4,059,689)
Total Increase (Decrease) in Net Assets	(17,873,710)	(4,059,845)
Net Assets ($):
Beginning of Period	90,977,935	95,037,780
End of Period	73,104,225	90,977,935

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

			Year Ended August 31,
	2014		2013		2012		2011		2010
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.01
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70		.71		.70		.67		.62
Ratio of net expenses
to average net assets	.21		.26		.25		.36		.40
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.02
Net Assets, end of period ($ x 1,000)	73,104		90,978		95,038		148,726		186,194

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC Municipal Money Market Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series including the fund. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”)

20

under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2014 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	75,108,816
Level 3—Significant Unobservable Inputs	—
Total	75,108,816
† See Statement of Investments for additional detailed categorizations.

At August 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

22

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2014, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2014 and August 31, 2013 were as follows: tax-exempt income $12 and $10, and long-term capital gains $0 and $156, respectively.

At August 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed, from September 1, 2013 through January 1, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund so that annual fund operating expenses do not exceed .45% of the value of the fund’s average daily net assets.The Manager may terminate this agreement upon at least 90 days notice to shareholders, but has committed not to do so until at least January 1, 2015.The reduction in expenses, pursuant to the undertaking, amounted to $216,399 during the period ended August 31, 2014.

The Manager has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time.The reduction in expenses, pursuant to the undertaking, amounted to $211,363 during the period ended August 31, 2014.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended August 31, 2014, the fund was charged $40,312 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and

24

custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2014, the fund was charged $12,258 for transfer agency services and $561 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $40.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2014, the fund was charged $13,323 pursuant to the custody agreement.

The fund compensated The Bank of NewYork Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement that was in effect until September 30, 2013 and, beginning October 1, 2013, compensates The Bank of New York Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended August 31, 2014, the fund was charged $384 pursuant to the agreements, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended August 31, 2014, the fund was charged $8,296 for services performed by the Chief Compliance Officer and his staff.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $31,153, custodian fees $5,000, Chief Compliance Officer fees $1,154 and transfer agency fees $1,919, which are offset against an expense reimbursement currently in effect in the amount of $29,923.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended August 31, 2014, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $1,700,000 and $37,515,000, respectively.

NOTE 4—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

26

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus BASIC Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus BASIC Municipal Money Market Fund (one of the series comprising Dreyfus Municipal Funds, Inc.) as of August 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC Municipal Money Market Fund at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 28, 2014

The Fund 27

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during the fiscal year ended August 31, 2014 as “exempt-interest dividends” (not generally subject to regular federal income tax).Where required by federal tax law rules, shareholders will receive notification of their portion of the fund's exempt-interest dividends paid for the 2014 calendar year on Form 1099-DIV, which will be mailed in early 2015.

28

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (70)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 142
———————
William Hodding Carter III (79)
Board Member (2006)
Principal Occupation During Past 5Years:
• Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (2006-present)
No. of Portfolios for which Board Member Serves: 24
———————
Joni Evans (72)
Board Member (1985)
Principal Occupation During Past 5Years:
• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)
• Principal, Joni Evans Ltd. (publishing) (2006-present)
No. of Portfolios for which Board Member Serves: 24
———————
Ehud Houminer (74)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Membership During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 62

The Fund 29

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Richard C. Leone (74)
Board Member (2006)
Principal Occupation During Past 5Years:
• Senior Fellow and former President of The Century Foundation (formerly, The Twentieth
Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, for-
eign policy and domestic issues (2011-present)
• President—The Century Foundation (1989-2011)
No. of Portfolios for which Board Member Serves: 24
———————
Hans C. Mautner (76)
Board Member (2006)
Principal Occupation During Past 5Years:
• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-2010)
• Chairman and Chief Executive Officer of Simon Global Limited, a real estate company (1999-2010)
No. of Portfolios for which Board Member Serves: 24
———————
Robin A. Melvin (50)
Board Member (2006)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 109

30

Burton N. Wallack (63)
Board Member (1991)
Principal Occupation During Past 5Years:
• President and Co-owner of Wallack Management Company, a real estate management company (1987-present)
No. of Portfolios for which Board Member Serves: 24
———————
John E. Zuccotti (77)
Board Member (2006)
Principal Occupation During Past 5Years:
• Chairman of Brookfield Properties, Inc. (1996-present)
• Senior Counsel of Weil, Gotshal & Manges, LLP (1997-present)
• Emeritus Chairman of the Real Estate Board of New York (2004-2006)
Other Public Company Board Membership During Past 5Years:
• Wellpoint, Inc., a health benefits company, Director (2005-2010)
No. of Portfolios for which Board Member Serves: 24

The Fund 31

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBER

Gordon J. Davis (73)
Board Member (1995)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 59

Gordon J. Davis is deemed to be an “interested person” (as defined in the Act) of the fund as a result of his affiliation with Venable LLP, which provides legal services to the fund.

———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
Arnold S. Hiatt, Emeritus Board Member

32

OFFICERS OF THE FUND (Unaudited)

The Fund 33

OFFICERS OF THE FUND (Unaudited) (continued)

34

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
High Yield Municipal
Bond Fund

ANNUAL REPORT August 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
24	Financial Highlights
29	Notes to Financial Statements
40	Report of Independent Registered Public Accounting Firm
41	Important Tax Information
42	Board Members Information
46	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
High Yield Municipal
Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus HighYield Municipal Bond Fund, covering the 12-month period from September 1, 2013, through August 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite bouts of heightened volatility during the final months of 2013, when a more moderately accommodative monetary policy and accelerating economic growth caused long-term interest rates to rise, municipal bonds generally gained ground for the reporting period overall. Long-term interest rates moderated early in 2014 due to geopolitical and economic concerns, driving prices of long-term securities higher, and favorable supply-and-demand dynamics helped support yields when economic growth resumed. Meanwhile, improving economic fundamentals enabled many states and municipalities to shore up their fiscal conditions.

While we remain cautiously optimistic regarding the municipal bond market’s prospects, we believe that selectivity is likely to become more important to investment success. Long-term rates could rise if, as we anticipate, the economy continues to accelerate. On the other hand, intensifying geopolitical turmoil and other factors could dampen the adverse effects of a stronger domestic economic recovery, and rising investor demand for tax-advantaged investments may continue to support municipal bond prices. Therefore, we suggest you talk regularly with your financial advisor to assess the potential impact of macroeconomic developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
September 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2013, through August 31, 2014, as provided by Daniel Barton and Jeffrey Burger, Co-Primary Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended August 31, 2014, Dreyfus High Yield Municipal Bond Fund’s Class A shares achieved a 11.95% total return, Class C shares returned 11.09%, Class I shares returned 12.24%, Class Y shares returned 12.25%, and Class Z shares returned 11.96%.1 The fund’s benchmark, the Barclays Municipal Bond Index, which, unlike the fund, does not include securities rated below investment grade, produced a total return of 10.14%.2

Municipal bonds rallied strongly over the reporting period as long-term interest rates moderated, supply-and-demand forces proved favorable, and national credit conditions improved. The fund outperformed its benchmark, mainly due to its emphasis on longer term and lower rated securities.

The Fund’s Investment Approach

The fund primarily seeks high current income exempt from federal income tax. Secondarily, the fund may seek capital appreciation to the extent consistent with its primary goal.To pursue its goals, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal income tax.The fund normally invests at least 50% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies or the unrated equivalent as determined by Dreyfus. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds.The fund may invest up to 50% of its assets in higher-quality municipal bonds rated AAA/Aaa to A, or the unrated equivalent as determined by Dreyfus.

We focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

  Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market;

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

  Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.The fund seeks to invest in several of these sectors.

Economic and Technical Forces Buoyed Municipal Bonds

Municipal bonds generally struggled over the fall of 2013 when fixed-income investors responded negatively to evidence of more robust economic growth. By year-end, long-term interest rates climbed above 3% for the first time in more than two years, and municipal bond prices fell as anxious investors withdrew from the market. However, interest rates soon moderated and bond prices rebounded when harsh weather contributed to an economic contraction during the first quarter of 2014.

Although the economic recovery got back on track during the spring, favorable supply-and-demand dynamics kept long-term interest rates low. Less refinancing activity produced a reduced supply of newly issued securities, while demand intensified from investors seeking competitive after-tax yields. In this constructive environment, longer term and high yield securities fared particularly well.The U.S. economic rebound persisted through the reporting period’s end, resulting in better underlying credit conditions. Isolated credit problems in Detroit and Puerto Rico were notable exceptions to recovering credit conditions.

Constructive Investment Posture Buoyed Fund Results

Constructive positioning helped the fund participate more than fully in the market’s gains over the reporting period. A relatively long average duration, including an emphasis on municipal bonds with maturities of 20 to 25 years, enhanced the fund’s exposure to a particularly strong segment of the market’s maturity spectrum.The fund also benefited from an overweighted position in revenue bonds and underweighted exposure to general obligation bonds.

Our security selection strategy further supported relative results.The fund received especially strong contributions from revenue-backed bonds from airlines, hospitals, and the states’ settlement of litigation with U.S. tobacco companies.

Although disappointments over the reporting period proved mild, the fund’s allocation to struggling Puerto Rico bonds weighed on relative performance. In addition, the fund’s holdings of investment-grade bonds rated “single-A” or better generally lagged market averages.

4

High Yield Municipal Bonds Appear Poised for Further Gains

The U.S. economic recovery has gained additional momentum, as evidenced by a robust U.S. GDP growth rate of 4.6% over the second quarter of 2014. In addition, we believe that investors are returning their focus to market and issuer fundamentals now that the Federal Reserve Board is close to ending its quantitative easing program. From a technical standpoint, we currently expect the supply of newly issued high yield municipal bonds to remain relatively stable, while robust demand seems likely to persist.

Because high yield bonds historically have been relatively insensitive to rising interest rates and tend to benefit when business conditions improve, they seem poised to do well as the economic recovery continues. Therefore, we have maintained the fund’s relatively long average duration and its focus on lower rated securities. However, in light of ongoing credit issues, we have eliminated the fund’s holdings of Puerto Rico bonds.

September 15, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

1 Total return includes reinvestment of dividends and any capital gains paid. It does not include the maximum initial sales charge in the case of Class A shares, and the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Class Z, Class I, and ClassY shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.
Capital gains, if any, are fully taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

†	Source: Lipper Inc.
††	The total return figures presented for Class A and Class C shares of the fund reflect the performance of the fund’s
Class Z shares for the period prior to 3/15/07 (the inception date for Class A and Class C shares), adjusted to reflect the applicable sales load for Class A shares.
The total return figures presented for Class I shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 12/15/08 (the inception date for Class I shares).
The total return figures presented for ClassY shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for ClassY shares).

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I, Class Y and Class Z shares of Dreyfus High Yield Municipal Bond Fund on 9/30/05 (inception date) to a $10,000 investment made in the Barclays Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested. The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The fund invests primarily in municipal securities.The Index is an unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 8/31/14
	Inception				From
	Date	1	Year	5 Years	Inception
Class A shares
with maximum sales charge (4.5%)	3/15/07	6.94%		5.83%	3.76	%††
without sales charge	3/15/07	11.95%		6.80%	4.30	%††
Class C shares
with applicable redemption charge †	3/15/07	10.09%		5.98%	3.64	%††
without redemption	3/15/07	11.09%		5.98%	3.64	%††
Class I shares	12/15/08	12.24%		7.05%	4.46	%††
Class Y shares	7/1/13	12.25%		6.90%††	4.39	%††
Class Z shares	9/30/05	11.96%		6.90%	4.39%
Barclays Municipal Bond Index	9/30/05	10.14%		5.39%	4.83	%†††

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for Class A and Class C shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 3/15/07 (the inception date for Class A and Class C shares), adjusted to reflect the applicable sales load for Class A shares.
The total return performance figures presented for Class I shares of the fund reflect the performance of the fund’s
Class Z shares for periods prior to 12/15/08 (the inception date for Class I shares).
The total return performance figures presented for ClassY shares of the fund reflect the performance of the fund’s
Class Z shares for the period prior to 7/1/13 (the inception date for ClassY shares).
†††	The Index date is based on the life of Class Z shares.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus High Yield Municipal Bond Fund from March 1, 2014 to August 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2014

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$5.32	$9.28	$4.03	$4.34	$4.65
Ending value (after expenses)	$1,048.90	$1,045.00	$1,050.30	$1,050.30	$1,049.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2014

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$5.24	$9.15	$3.97	$4.28	$4.58
Ending value (after expenses)	$1,020.01	$1,016.13	$1,021.27	$1,020.97	$1,020.67

† Expenses are equal to the fund’s annualized expense ratio of 1.03% for Class A, 1.80% for Class C, .78% for
Class I, .84% for ClassY and .90% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

August 31, 2014

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.4%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—5.7%
Alabama Public School and
College Authority, Capital
Improvement Revenue	5.00	1/1/26	3,000,000		3,678,360
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/20	1,500,000		1,513,665
Jefferson County,
Senior Lien Sewer Revenue
Warrants (Insured; Assured
Guaranty Municipal Corp.)	0/6.60	10/1/42	5,000,000	[a]	3,308,750
Alaska—2.6%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/32	1,000,000		790,150
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	4,150,000		3,090,961
Arizona—7.0%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	3,000,000		3,462,030
Pima County Industrial Development
Authority, Education
Facilities Revenue (Sonoran
Science Academy Tucson Project)	5.75	12/1/37	2,750,000		2,614,562
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,000,000		2,624,820
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	1,500,000		1,713,270
California—10.3%
California,
GO (Various Purpose)	6.50	4/1/33	2,000,000		2,446,300
California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/31	1,000,000		1,189,120

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
California State Public Works
Board, LR (Various
Capital Projects)	5.13	10/1/31	1,000,000	1,148,180
California Statewide Communities
Development Authority, Revenue
(Bentley School)	7.00	7/1/40	1,075,000	1,210,429
California Statewide Communities
Development Authority, Revenue
(California Baptist University)	6.38	11/1/43	2,000,000	2,236,860
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	1,000,000	1,176,670
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	1,500,000	1,756,950
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (Mission Bay South
Redevelopment Project)	6.63	8/1/39	2,000,000	2,328,920
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	2,200,000	1,766,820
Connecticut—2.0%
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	1,500,000	1,714,020
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	1,235,000	1,237,174
Florida—6.1%
Davie,
Educational Facilities Revenue
(Nova Southeastern
University Project)	5.63	4/1/43	1,000,000	1,127,560

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute Project)	6.25	9/1/27	1,000,000	[b]	1,090,030
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	1,500,000		1,842,180
Palm Bay,
Educational Facilities
Revenue (Patriot Charter
School Project)	7.00	7/1/36	4,000,000	[c]	1,200,240
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	2,500,000		2,713,350
Village Community Development
District Number 10, Special
Assessment Revenue	6.00	5/1/44	1,000,000		1,066,980
Georgia—1.2%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/27	1,500,000		1,822,125
Illinois—7.7%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)	5.63	1/1/35	1,240,000		1,404,002
Chicago,
GO	5.00	1/1/24	1,000,000		1,075,840
Illinois,
GO	5.50	7/1/38	1,000,000		1,083,960
Illinois,
Sales Tax Revenue	5.00	6/15/24	1,000,000		1,195,250
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	1,000,000		1,127,760
Illinois Finance Authority,
Revenue (Sherman
Health Systems)	5.50	8/1/37	1,500,000		1,639,545
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	6.00	6/1/28	1,000,000		1,178,480

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois (continued)
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue
(University of Illinois)	5.50	4/1/31	1,000,000		1,127,090
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue
(University of Illinois)	5.00	4/1/44	1,500,000		1,658,070
Iowa—2.4%
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.25	12/1/25	2,500,000		2,709,400
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	1,000,000		889,670
Louisiana—6.5%
Lakeshore Villages Master
Community Development
District, Special
Assessment Revenue	5.25	7/1/17	4,867,000	[c]	1,803,321
Louisiana,
State Highway
Improvement Revenue	5.00	6/15/26	1,000,000		1,217,160
Louisiana Local Government
Environmental Facilities
and Community Development
Authority, Revenue
(Westlake Chemical
Corporation Projects)	6.75	11/1/32	1,500,000		1,671,225
Louisiana Public Facilities
Authority, Revenue (SUSLA
Facilities, Inc. Project)	5.75	7/1/39	3,900,000	[b]	3,915,834
New Orleans,
Water Revenue	5.00	12/1/34	1,000,000		1,109,600
Maine—1.2%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical
Center Issue)	7.50	7/1/32	1,500,000		1,753,590

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland—2.2%
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore Facility)	5.75	9/1/25	3,000,000		3,308,940
Michigan—9.3%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,080,000		2,015,541
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,500,000		1,786,560
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	1,000,000		1,041,940
Detroit,
Water Supply System Senior
Lien Revenue	5.25	7/1/41	1,000,000		1,052,990
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.00	7/1/35	2,000,000		2,060,900
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	500,000		589,435
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Water
Supply System Revenue Senior
Lien Local Project Bonds)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/36	500,000		518,660
Michigan Strategic Fund,
LOR (State of Michigan
Cadillac Place Office
Building Project)	5.00	10/15/19	1,300,000		1,493,219
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	2,000,000		2,000,340
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group) (Prerefunded)	8.25	9/1/18	1,000,000	[d]	1,293,310

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota—1.2%
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.75	11/15/21	1,750,000		1,832,530
New Jersey—6.5%
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	2,000,000		2,027,740
New Jersey Economic
Development Authority,
Special Facility
Revenue (Continental
Airlines, Inc. Project)	5.13	9/15/23	1,000,000		1,060,870
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	1,000,000		903,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	4,000,000	[e]	927,960
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	6,360,000		4,823,106
New Mexico—1.6%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.25	6/1/40	2,200,000		2,449,678
New York—2.1%
New York City Industrial
Development Agency,
Special Facility Revenue
(American Airlines, Inc.
John F. Kennedy International
Airport Project)	8.00	8/1/28	1,000,000		1,105,500

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	1,000,000		1,054,730
Niagara Area Development
Corporation, Solid Waste
Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	1,000,000		1,023,210
North Carolina—.7%
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community)	6.13	11/1/38	1,000,000		1,099,800
Ohio—1.0%
Southeastern Ohio Port Authority,
Hospital Facilities Improvement
Revenue (Memorial
Health System Obligated
Group Project)	6.00	12/1/42	1,500,000		1,545,075
Oregon—.7%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	1,000,000		1,090,400
Pennsylvania—2.9%
Chester County Industrial
Development Authority,
Revenue (Avon Grove
Charter School Project)	6.38	12/15/37	1,020,000		1,067,848
JPMorgan Chase Putters/Drivers
Trust (Series 3916)
Non-recourse (Geisinger
Authority, Health System
Revenue (Geisinger
Health System))	5.13	6/1/35	2,000,000	[b,f]	2,195,820

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Pennsylvania Economic
Development Financing
Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000	1,101,840
Texas—10.9%
Austin Convention Enterprises,
Inc., Convention Center Hotel
First Tier Revenue (Insured; XLCA)	5.25	1/1/18	1,000,000	1,067,590
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	6.00	12/1/30	1,000,000	1,134,570
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	4.50	12/1/44	1,500,000	1,500,000
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal Improvement Projects)	6.13	7/15/17	700,000	702,240
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal Improvement Projects)	6.50	7/15/30	1,500,000	1,692,030
La Vernia Higher Education Finance
Corporation, Education Revenue
(Knowledge is Power Program, Inc.)	6.25	8/15/39	2,250,000	2,542,072

16

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty Corp.)	5.75	1/1/40	1,175,000	1,323,285
North Texas Tollway Authority,
Second Tier System Revenue	6.13	1/1/31	3,700,000	3,916,487
Texas Public Finance Authority,
Charter School Finance
Corporation, Education Revenue
(Burnham Wood Charter
School Project)	6.25	9/1/36	2,250,000	2,306,678
Vermont—.5%
Burlington,
Airport Revenue	3.50	7/1/18	745,000	758,797
Virginia—2.2%
Chesterfield County
Economic Development
Authority, Retirement
Facilities First Mortgage
Revenue (Brandermill
Woods Project)	5.13	1/1/43	1,000,000	1,017,830
Washington County Industrial
Development Authority, HR
(Mountain States
Health Alliance)	7.25	7/1/19	1,980,000	2,195,186
Washington—1.9%
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000	1,649,356

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Washington (continued)
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000	1,213,138
Wisconsin—.7%
Public Finance Authority of
Wisconsin, Senior Living
Revenue (Rose Villa Project)	3.75	11/15/19	1,000,000	1,010,910
U.S. Related—1.3%
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.63	7/1/40	1,765,000	1,923,956

Total Investments (cost $140,495,502)			98.4%	146,855,340
Cash and Receivables (Net)			1.6%	2,404,970
Net Assets			100.0%	149,260,310

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2014, these securities were valued at $7,201,684 or 4.8% of net assets.
c Non-income producing—security in default.
d This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f Collateral for floating rate borrowings.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Education	17.1	Housing	1.9
Health Care	15.7	Lease	1.8
Transportation Services	12.3	State/Territory	1.6
Utility-Water and Sewer	9.6	Utility-Electric	1.1
Special Tax	7.0	Prerefunded	.9
Industrial	5.1	City	.7
Asset-Backed	4.5	County	.7
Pollution Control	2.3	Other	13.9
Resource Recovery	2.2		98.4

†	Based on net assets.

18

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	140,495,502	146,855,340
Cash		3,699,346
Interest receivable		2,006,611
Receivable for shares of Common Stock subscribed		82,572
Prepaid expenses and other assets		27,738
		152,671,607
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		118,001
Payable for investment securities purchased		2,004,990
Payable for floating rate notes issued—Note 4		1,000,000
Payable for shares of Common Stock redeemed		215,871
Interest and expense payable related to floating
rate notes issued—Note 4		1,761
Accrued expenses		70,674
		3,411,297
Net Assets ($)		149,260,310
Composition of Net Assets ($):
Paid-in capital		179,793,273
Accumulated undistributed investment income—net		33,728
Accumulated net realized gain (loss) on investments		(36,926,529)
Accumulated net unrealized appreciation
(depreciation) on investments		6,359,838
Net Assets ($)		149,260,310

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	49,626,305	16,747,979	15,645,013	315,762	66,925,251
Shares Outstanding	4,266,617	1,438,530	1,346,915	27,185	5,751,053
Net Asset Value
Per Share ($)	11.63	11.64	11.62	11.62	11.64
See notes to financial statements.

20

STATEMENT OF OPERATIONS

Year Ended August 31, 2014

Investment Income ($):
Interest Income	8,831,314
Expenses:
Management fee—Note 3(a)	902,915
Shareholder servicing costs—Note 3(c)	233,333
Distribution/Service Plan fees—Note 3(b)	232,390
Registration fees	75,880
Professional fees	59,795
Prospectus and shareholders’ reports	18,697
Interest and expense related to floating rate notes issued—Note 4	13,425
Custodian fees—Note 3(c)	10,781
Directors’ fees and expenses—Note 3(d)	9,729
Loan commitment fees—Note 2	1,396
Miscellaneous	37,650
Total Expenses	1,595,991
Less—reduction in fees due to undertaking—Note 3(a)	(40)
Less—reduction in fees due to earnings credits—Note 3(c)	(77)
Net Expenses	1,595,874
Investment Income—Net	7,235,440
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(6,172,180)
Net unrealized appreciation (depreciation) on investments	15,833,573
Net Realized and Unrealized Gain (Loss) on Investments	9,661,393
Net Increase in Net Assets Resulting from Operations	16,896,833
See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2014	2013 [a]
Operations ($):
Investment income—net	7,235,440	8,194,081
Net realized gain (loss) on investments	(6,172,180)	790,008
Net unrealized appreciation
(depreciation) on investments	15,833,573	(18,999,032)
Net Increase (Decrease) in Net Assets
Resulting from Operations	16,896,833	(10,014,943)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(2,313,903)	(2,462,670)
Class C	(741,793)	(947,107)
Class I	(750,096)	(976,835)
Class Y	(1,792)	(8)
Class Z	(3,270,962)	(3,608,726)
Net realized gain on investments:
Class A	(46,844)	(17,496)
Class C	(19,040)	(7,904)
Class I	(14,191)	(6,374)
Class Y	(1)	—
Class Z	(67,158)	(23,589)
Total Dividends	(7,225,780)	(8,050,709)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	22,858,875	14,064,814
Class C	1,627,759	3,294,177
Class I	7,796,880	8,568,655
Class Y	309,114	1,000
Class Z	2,712,324	4,111,025
Dividends reinvested:
Class A	1,591,655	1,834,432
Class C	450,995	556,520
Class I	451,096	555,253
Class Y	79	—
Class Z	2,645,603	2,862,317
Cost of shares redeemed:
Class A	(22,138,433)	(25,207,861)
Class C	(8,317,120)	(9,053,969)
Class I	(9,250,711)	(12,470,840)
Class Z	(14,265,924)	(15,352,820)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(13,527,808)	(26,237,297)
Total Increase (Decrease) in Net Assets	(3,856,755)	(44,302,949)
Net Assets ($):
Beginning of Period	153,117,065	197,420,014
End of Period	149,260,310	153,117,065
Undistributed investment income—net	33,728	20,115

22

	Year Ended August 31,
	2014	2013 [a]
Capital Share Transactions:
Class Ab
Shares sold	2,026,536	1,150,451
Shares issued for dividends reinvested	140,786	152,154
Shares redeemed	(1,958,023)	(2,099,626)
Net Increase (Decrease) in Shares Outstanding	209,299	(797,021)
Class Cb
Shares sold	143,990	270,298
Shares issued for dividends reinvested	39,940	46,224
Shares redeemed	(741,622)	(753,215)
Net Increase (Decrease) in Shares Outstanding	(557,692)	(436,693)
Class Ic
Shares sold	694,768	702,475
Shares issued for dividends reinvested	39,919	46,197
Shares redeemed	(822,719)	(1,054,549)
Net Increase (Decrease) in Shares Outstanding	(88,032)	(305,877)
Class Yc
Shares sold	27,092	86.28
Shares issued for dividends reinvested	7	—
Net Increase (Decrease) in Shares Outstanding	27,099	86.28
Class Z
Shares sold	238,935	335,823
Shares issued for dividends reinvested	234,074	237,957
Shares redeemed	(1,275,155)	(1,290,878)
Net Increase (Decrease) in Shares Outstanding	(802,146)	(717,098)

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended August 31, 2013, 12,054 Class C shares representing $149,785 were exchanged for
12,079 Class A shares.
c During the period ended August 31, 2014, 27,038 Class I shares representing $308,503 were exchanged for
27,038 ClassY shares.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended August 31,
Class A Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	10.90	12.11	11.14	11.74	10.64
Investment Operations:
Investment income—net[a]	.54	.52	.52	.59	.61
Net realized and unrealized
gain (loss) on investments	.73	(1.23)	.98	(.60)	1.08
Total from Investment Operations	1.27	(.71)	1.50	(.01)	1.69
Distributions:
Dividends from investment income—net	(.53)	(.50)	(.51)	(.58)	(.59)
Dividends from net realized
gain on investments	(.01)	(.00)[b]	(.02)	(.01)	—
Total Distributions	(.54)	(.50)	(.53)	(.59)	(.59)
Net asset value, end of period	11.63	10.90	12.11	11.14	11.74
Total Return (%)[c]	11.95	(6.13)	13.74	(.03)	16.31
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.04	1.01	1.02	1.00	.99
Ratio of net expenses
to average net assets	1.04	1.01	1.02	1.00	.99
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.01	.00 [d]	.00 [d]	.00 [d]	—
Ratio of net investment income
to average net assets	4.82	4.23	4.48	5.35	5.37
Portfolio Turnover Rate	21.00	17.40	26.27	41.05	25.26
Net Assets, end of period ($ x 1,000)	49,626	44,234	58,786	53,785	70,607

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Amount represents less than .01%.

See notes to financial statements.

24

		Year Ended August 31,
Class C Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	10.91	12.12	11.15	11.75	10.66
Investment Operations:
Investment income—net[a]	.46	.42	.43	.51	.52
Net realized and unrealized
gain (loss) on investments	.73	(1.22)	.98	(.60)	1.08
Total from Investment Operations	1.19	(.80)	1.41	(.09)	1.60
Distributions:
Dividends from investment income—net	(.45)	(.41)	(.42)	(.50)	(.51)
Dividends from net realized
gain on investments	(.01)	(.00)[b]	(.02)	(.01)	—
Total Distributions	(.46)	(.41)	(.44)	(.51)	(.51)
Net asset value, end of period	11.64	10.91	12.12	11.15	11.75
Total Return (%)[c]	11.09	(6.82)	12.87	(.77)	15.31
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.81	1.77	1.78	1.75	1.76
Ratio of net expenses
to average net assets	1.81	1.77	1.78	1.75	1.76
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.01	.00 [d]	.00 [d]	.00 [d]	—
Ratio of net investment income
to average net assets	4.07	3.49	3.72	4.62	4.60
Portfolio Turnover Rate	21.00	17.40	26.27	41.05	25.26
Net Assets, end of period ($ x 1,000)	16,748	21,784	29,494	26,365	32,647

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Amount represents less than .01%.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

		Year Ended August 31,
Class I Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	10.88	12.09	11.12	11.72	10.63
Investment Operations:
Investment income—net[a]	.57	.55	.54	.63	.66
Net realized and unrealized
gain (loss) on investments	.74	(1.23)	.99	(.61)	1.05
Total from Investment Operations	1.31	(.68)	1.53	.02	1.71
Distributions:
Dividends from investment income—net	(.56)	(.53)	(.54)	(.61)	(.62)
Dividends from net realized
gain on investments	(.01)	(.00)[b]	(.02)	(.01)	—
Total Distributions	(.57)	(.53)	(.56)	(.62)	(.62)
Net asset value, end of period	11.62	10.88	12.09	11.12	11.72
Total Return (%)	12.24	(5.91)	14.04	.22	16.50
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.79	.75	.78	.74	.73
Ratio of net expenses
to average net assets	.79	.75	.78	.74	.72
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.01	.00 [c]	.00 [c]	.00 [c]	—
Ratio of net investment income
to average net assets	5.08	4.48	4.70	5.62	5.57
Portfolio Turnover Rate	21.00	17.40	26.27	41.05	25.26
Net Assets, end of period ($ x 1,000)	15,645	15,619	21,048	12,460	8,577

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Amount represents less than .01%.

See notes to financial statements.

26

	Year Ended August 31,
Class Y Shares	2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	10.89	11.59
Investment Operations:
Investment income—net[b]	.51	.11
Net realized and unrealized gain (loss) on investments	.79	(.72)
Total from Investment Operations	1.30	(.61)
Distributions:
Dividends from investment income—net	(.56)	(.09)
Dividends from net realized gain on investments	(.01)	—
Total Distributions	(.57)	(.09)
Net asset value, end of period	11.62	10.89
Total Return (%)	12.25	(5.35)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.94	.81	[d]
Ratio of net expenses
to average net assets	.84	.81	[d]
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.01	.00	[d,e]
Ratio of net investment income
to average net assets	5.28	5.62	[d]
Portfolio Turnover Rate	21.00	17.40
Net Assets, end of period ($ x 1,000)	316	1

a	From July 1, 2013 (commencement of initial offering) to August 31, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

		Year Ended August 31,
Class Z Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	10.91	12.12	11.14	11.75	10.65
Investment Operations:
Investment income—net[a]	.56	.53	.53	.60	.63
Net realized and unrealized
gain (loss) on investments	.73	(1.23)	.99	(.61)	1.09
Total from Investment Operations	1.29	(.70)	1.52	(.01)	1.72
Distributions:
Dividends from investment income—net	(.55)	(.51)	(.52)	(.59)	(.62)
Dividends from net realized
gain on investments	(.01)	(.00)[b]	(.02)	(.01)	—
Total Distributions	(.56)	(.51)	(.54)	(.60)	(.62)
Net asset value, end of period	11.64	10.91	12.12	11.14	11.75
Total Return (%)	11.96	(6.05)	13.92	.05	16.44
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93	.92	.95	.95	.82
Ratio of net expenses
to average net assets	.93	.92	.95	.95	.82
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.01	.00 [c]	.00 [c]	.00 [c]	—
Ratio of net investment income
to average net assets	4.94	4.33	4.56	5.45	5.58
Portfolio Turnover Rate	21.00	17.40	26.27	41.05	25.26
Net Assets, end of period ($ x 1,000)	66,925	71,479	88,092	85,868	113,547

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Amount represents less than .01%.

See notes to financial statements.

28

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek high current income exempt from federal income tax. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and ClassY shares are sold at net asset value per share generally to institutional investors. Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that pri-oritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

30

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	145,655,100	1,200,240	146,855,340
Liabilities ($)
Floating Rate Notes††	—	(1,000,000)	—	(1,000,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At August 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 8/31/2013	799,720
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	400,520
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 8/31/2014	1,200,240
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 8/31/2014	400,520

32

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

At August 31, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $206,056, undistributed ordinary income $122,648, accumulated capital losses $37,418,274 and unrealized appreciation $6,728,935.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2014. If not applied, $715,251 of the carryover expires in fiscal year 2016, $7,033,387 expires in fiscal year 2017, $10,523,962 expires in fiscal year 2018 and $5,919,280 expires in fiscal year 2019.The fund has $4,196,298 of post-enactment short-term capital losses and $9,030,096 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2014 and August 31, 2013 were as follows: tax-exempt income $7,078,546 and $7,995,346, and ordinary income $147,234 and $55,363, respectively.

During the period ended August 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $143,281, increased accumulated net realized gain (loss) on investments by $98,149 and increased paid-in capital by $45,132. Net assets and net asset value per share were not affected by this reclassification.

34

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has agreed, from August 6, 2014 through January 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund’s Class Y so that the direct expenses of the fund’s Class Y shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .75% of the value of Class Y shares’ average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $40 during the period ended August 31, 2014.

During the period ended August 31, 2014, the Distributor retained $1,037 from commissions earned on sales of the fund’s Class A shares and $937 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

shares at an annual rate of .75% of the value of its average daily net assets. During the period ended August 31, 2014, Class C shares were charged $139,772 pursuant to the Distribution Plan.

Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class Z shares. During the period ended August 31, 2014, Class Z shares were charged $92,618 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2014, Class A and Class C shares were charged $122,776 and $46,591, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2014, the fund was charged $25,949 for transfer agency services and $1,055 for

36

cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $77.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2014, the fund was charged $10,781 pursuant to the custody agreement.

The fund compensated The Bank of NewYork Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement that was in effect until September 30, 2013 and, beginning October 1, 2013, compensates The Bank of New York Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended August 31, 2014, the fund was charged $519 pursuant to the agreements, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended August 31, 2014, the fund was charged $8,296 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $74,603, Distribution Plan fees $18,505, Shareholder Services Plan fees $13,664, custodian fees $4,976, Chief Compliance Officer fees $1,154 and transfer agency fees $5,139, which are offset against an expense reimbursement currently in effect in the amount of $40.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

to exceptions, including redemptions made through the use of the fund’s exchange privilege. During the period ended August 31, 2014, redemption fees charged and retained by the fund amounted to $3,585.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2014, amounted to $30,946,895 and $45,553,345, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Trust”).The Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”).A residual interest tax-exempt security is also created by the Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Trust, after payment of interest on the other securities and various expenses of the Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities

38

on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, the fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended August 31, 2014, was approximately $1,833,300, with a related weighted average annualized interest rate of .73%.

At August 31, 2014, the cost of investments for federal income tax purposes was $139,126,405; accordingly, accumulated net unrealized appreciation on investments was $6,728,935 consisting of $13,269,884 gross unrealized appreciation and $6,540,949 gross unrealized depreciation.

The Fund 39

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus High Yield Municipal Bond Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus High Yield Municipal Bond Fund (one of the series comprising Dreyfus Municipal Funds, Inc.) as of August 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus High Yield Municipal Bond Fund at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 28, 2014

40

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended August 31, 2014 as “exempt-interest dividends” (not generally subject to regular federal income tax).The fund also hereby reports $.0111 per share as a short-term capital gain distribution paid on December 19, 2013.

Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2014 calendar year on Form 1099-DIV, which will be mailed in early 2015.

The Fund 41

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (70)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 142
———————
William Hodding Carter III (79)
Board Member (2006)
Principal Occupation During Past 5Years:
• Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (2006-present)
No. of Portfolios for which Board Member Serves: 24
———————
Joni Evans (72)
Board Member (1991)
Principal Occupation During Past 5Years:
• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)
• Principal, Joni Evans Ltd. (publishing) (2006-present)
No. of Portfolios for which Board Member Serves: 24
———————
Ehud Houminer (74)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Membership During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 62

42

Richard C. Leone (74)
Board Member (2006)
Principal Occupation During Past 5Years:
• Senior Fellow and former President of The Century Foundation (formerly,The Twentieth
Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues (2011-present)
• President—The Century Foundation (1989-2011)
No. of Portfolios for which Board Member Serves: 24
———————
Hans C. Mautner (76)
Board Member (2006)
Principal Occupation During Past 5Years:
• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-2010)
• Chairman and Chief Executive Officer of Simon Global Limited, a real estate company (1999-2010)
No. of Portfolios for which Board Member Serves: 24
———————
Robin A. Melvin (50)
Board Member (2006)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 109
———————
Burton N. Wallack (63)
Board Member (1991)
Principal Occupation During Past 5Years:
• President and Co-owner of Wallack Management Company, a real estate management company
(1987-present)
No. of Portfolios for which Board Member Serves: 24

The Fund 43

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

John E. Zuccotti (77)
Board Member (2006)
Principal Occupation During Past 5Years:
• Chairman of Brookfield Properties, Inc. (1996-present)
• Senior Counsel of Weil, Gotshal & Manges, LLP (1997-present)
• Emeritus Chairman of the Real Estate Board of New York (2004-2006)
Other Public Company Board Membership During Past 5Years:
• Wellpoint, Inc., a health benefits company, Director (2005-2010)
No. of Portfolios for which Board Member Serves: 24

44

INTERESTED BOARD MEMBER

Gordon J. Davis (73)
Board Member (1995)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 59

Gordon J. Davis is deemed to be an “interested person” (as defined in the Act) of the fund as a result of his affiliation with Venable LLP, which provides legal services to the fund.

———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
Arnold S. Hiatt, Emeritus Board Member

The Fund 45

OFFICERS OF THE FUND (Unaudited)

46

The Fund 47

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $95,892 in 2013 and $97,810 in 2014.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $20,400 in 2013 and $36,360 in 2014. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $12,010 in 2013 and $9,894 in 2014. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $973 in 2013 and $3,208 in 2014. [These services included a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2013 and $0 in 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $51,569,616 in 2013 and $32,746,283 in 2014.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 23, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 23, 2014

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)